Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	TD Asset Management USA Funds Inc.
Central Index Key	dei_EntityCentralIndexKey	0000949881
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
TDAM Money Market Portfolio (First Prospectus Summary) | TDAM Money Market Portfolio | TDAM Money Market Portfolio Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTOXX
TDAM Money Market Portfolio (First Prospectus Summary) | TDAM Money Market Portfolio | TDAM Money Market Portfolio Premium Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NPLXX
TDAM U.S. Government Portfolio (First Prospectus Summary) | TDAM U.S. Government Portfolio | TDAM U.S. Government Portfolio Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTUXX
TDAM Municipal Portfolio (First Prospectus Summary) | TDAM Municipal Portfolio | TDAM Municipal Portfolio Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTMXX
TDAM California Municipal Money Market Portfolio (First Prospectus Summary) | TDAM California Municipal Money Market Portfolio | TDAM California Municipal Money Market Portfolio Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WCAXX
TDAM New York Municipal Money Market Portfolio (First Prospectus Summary) | TDAM New York Municipal Money Market Portfolio | TDAM New York Municipal Money Market Portfolio Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WNYXX
TDAM Money Market Portfolio (Second Prospectus Summary) | TDAM Money Market Portfolio | TDAM Money Market Portfolio Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDAXX
TDAM Money Market Portfolio (Second Prospectus Summary) | TDAM Money Market Portfolio | TDAM Money Market Portfolio Select Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDSXX
TDAM U.S. Government Portfolio (Second Prospectus Summary) | TDAM U.S. Government Portfolio | TDAM U.S. Government Portfolio Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDUXX
TDAM Municipal Portfolio (Second Prospectus Summary) | TDAM Municipal Portfolio | TDAM Municipal Portfolio Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDIXX
TDAM California Municipal Money Market Portfolio (Second Prospectus Summary) | TDAM California Municipal Money Market Portfolio | TDAM California Municipal Money Market Portfolio Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDCXX
TDAM New York Municipal Money Market Portfolio (Second Prospectus Summary) | TDAM New York Municipal Money Market Portfolio | TDAM New York Municipal Money Market Portfolio Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDYXX
TDAM Institutional Money Market Fund (First Prospectus Summary) | TDAM Institutional Money Market Fund | TDAM Institutional Money Market Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDMXX
TDAM Institutional Money Market Fund (First Prospectus Summary) | TDAM Institutional Money Market Fund | TDAM Institutional Money Market Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDNXX
TDAM Institutional Municipal Money Market Fund (First Prospectus Summary) | TDAM Institutional Municipal Money Market Fund | TDAM Institutional Municipal Money Market Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TICXX
TDAM Institutional Municipal Money Market Fund (First Prospectus Summary) | TDAM Institutional Municipal Money Market Fund | TDAM Institutional Municipal Money Market Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMUXX
TDAM Institutional U.S. Government Fund (First Prospectus Summary) | TDAM Institutional U.S. Government Fund | TDAM Institutional U.S. Government Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDGXX
TDAM Institutional U.S. Government Fund (First Prospectus Summary) | TDAM Institutional U.S. Government Fund | TDAM Institutional U.S. Government Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDHXX
TDAM Institutional Treasury Obligations Money Market Fund (First Prospectus Summary) | TDAM Institutional Treasury Obligations Money Market Fund | TDAM Institutional Treasury Obligations Money Market Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDVXX
TDAM Institutional Money Market Fund (Second Prospectus Summary) | TDAM Institutional Money Market Fund | TDAM Institutional Money Market Fund Commercial Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCCXX
TDAM Institutional Municipal Money Market Fund (Second Prospectus Summary) | TDAM Institutional Municipal Money Market Fund | TDAM Institutional Municipal Money Market Fund Commercial Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMYXX
TDAM Institutional U.S. Government Fund (Second Prospectus Summary) | TDAM Institutional U.S. Government Fund | TDAM Institutional U.S. Government Fund Commercial Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGCXX
TDAM Institutional Treasury Obligations Money Market Fund (Second Prospectus Summary) | TDAM Institutional Treasury Obligations Money Market Fund | TDAM Institutional Treasury Obligations Money Market Fund Commercial Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTCXX
TDAM Short-Term Investment Fund (Prospectus Summary) | TDAM Short-Term Investment Fund | TDAM Short-Term Investment Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDSTX
TDAM Short-Term Bond Fund (Prospectus Summary) | TDAM Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDSBX
TDAM Global Sustainability Fund (Prospectus Summary) | TDAM Global Sustainability Fund | TDAM Global Sustainability Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDGFX

TDAM Money Market Portfolio (First Prospectus Summary) | TDAM Money Market Portfolio
TDAM Money Market Portfolio SUMMARY
Investment Objective
The TDAM Money Market Portfolio (the "Money Market Portfolio") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of  $1.00 per share.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Portfolio.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TDAM Money Market Portfolio	TDAM Money Market Portfolio Investor Class	TDAM Money Market Portfolio Premium Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TDAM Money Market Portfolio	TDAM Money Market Portfolio Investor Class	TDAM Money Market Portfolio Premium Class
Management Fees	0.08%	0.08%
Distribution (12b-1) Fees	0.45%	0.37%
Shareholder Servicing Fees	0.25%	0.05%
All Other Expenses	0.16%	0.12%
Total Other Expenses	0.41%	0.17%
Total Annual Operating Expenses	0.94%	0.61%

Example
This Example is intended to help you compare the cost of investing in the Money
Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TDAM Money Market Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TDAM Money Market Portfolio Investor Class	96	300	520	1,155
TDAM Money Market Portfolio Premium Class	62	195	340	762

Investment Strategies
The Money Market Portfolio is a money market fund. The Money Market Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Money Market Portfolio invests in a broad spectrum of high quality U.S.
dollar-denominated money market instruments. The Money Market Portfolio's investments may include obligations issued by, or guaranteed by, U.S. or foreign governments, their agencies or instrumentalities, bank obligations, and corporate debt obligations of U.S. and foreign issuers, as well as repurchase agreements and other money market instruments. The Money Market Portfolio also invests in asset-backed securities and asset-backed commercial paper
(collectively, "asset-backed securities"). Such securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets. The credit quality of asset-backed securities purchased by the Portfolio is often improved in comparison to that of the underlying loans or receivables through credit enhancement and liquidity enhancement mechanisms. Forms of enhancement include letters of credit, surety bond guarantees, overcollateralization, excess spread protection, subordination of other classes of debt, early amortization and cash reserve accounts. Most programs utilize some or all of these forms of enhancement.

Principal Risks
Interest Rate Risk  - The income from the Money Market Portfolio will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Money Market
Portfolio to reinvest assets in lower yielding securities.

Asset-Backed Securities Risk  - The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs.

An investment in the Money Market Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance
The following bar chart and table illustrate the risks of investing in the
Investor Class of the Money Market Portfolio. The bar chart shows changes in the
Investor Class' performance from year to year. The returns for Premium Class shares of the Money Market Portfolio will vary from the returns of Investor
Class shares of the Money Market Portfolio as a result of differences in expenses applicable to each Class. The table below shows average annual total returns of each Class of the Money Market Portfolio. Of course, past performance is not necessarily an indication of how the Money Market Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

The bar chart shows changes in the Investor Class' performance from year to year.

YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year

For the periods covered by the bar chart, the highest and lowest quarterly returns were 1.31% (for the quarter ended 03/31/2001) and 0.01% (for the quarter ended 03/31/2010), respectively.

The table below shows average annual total
returns of each Class of the Money Market Portfolio.

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10	[1]
Average Annual Total Returns TDAM Money Market Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TDAM Money Market Portfolio Investor Class	0.05%	2.15%	1.96%	2.92%	Feb 27, 2006
TDAM Money Market Portfolio Premium Class	0.05%			2.31%	Feb 27, 2006

[1]	As of 12/31/10, the 7-day yields for the Money Market Portfolio - Investor Class and Premium Class were 0.05% and 0.05%, respectively.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
TDAM Money Market Portfolio (First Prospectus Summary) | TDAM Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TDAM Money Market Portfolio SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The TDAM Money Market Portfolio (the "Money Market Portfolio") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Portfolio.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Money
Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Money Market Portfolio is a money market fund. The Money Market Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Money Market Portfolio invests in a broad spectrum of high quality U.S.
dollar-denominated money market instruments. The Money Market Portfolio's investments may include obligations issued by, or guaranteed by, U.S. or foreign governments, their agencies or instrumentalities, bank obligations, and corporate debt obligations of U.S. and foreign issuers, as well as repurchase agreements and other money market instruments. The Money Market Portfolio also invests in asset-backed securities and asset-backed commercial paper
(collectively, "asset-backed securities"). Such securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets. The credit quality of asset-backed securities purchased by the Portfolio is often improved in comparison to that of the underlying loans or receivables through credit enhancement and liquidity enhancement mechanisms. Forms of enhancement include letters of credit, surety bond guarantees, overcollateralization, excess spread protection, subordination of other classes of debt, early amortization and cash reserve accounts. Most programs utilize some or all of these forms of enhancement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Interest Rate Risk  - The income from the Money Market Portfolio will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Money Market
Portfolio to reinvest assets in lower yielding securities.

Asset-Backed Securities Risk  - The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs.

An investment in the Money Market Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Money Market Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the
Investor Class of the Money Market Portfolio. The bar chart shows changes in the
Investor Class' performance from year to year. The returns for Premium Class shares of the Money Market Portfolio will vary from the returns of Investor
Class shares of the Money Market Portfolio as a result of differences in expenses applicable to each Class. The table below shows average annual total returns of each Class of the Money Market Portfolio. Of course, past performance is not necessarily an indication of how the Money Market Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Investor Class of the Money Market Portfolio.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Money Market Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Investor Class' performance from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
For the periods covered by the bar chart, the highest and lowest quarterly returns were 1.31% (for the quarter ended 03/31/2001) and 0.01% (for the quarter ended 03/31/2010), respectively.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows average annual total
returns of each Class of the Money Market Portfolio.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10	[1]
TDAM Money Market Portfolio (First Prospectus Summary) | TDAM Money Market Portfolio | TDAM Money Market Portfolio Investor Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.05%
TDAM Money Market Portfolio (First Prospectus Summary) | TDAM Money Market Portfolio | TDAM Money Market Portfolio Premium Class
Risk/Return:	rr_RiskReturnAbstract
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.05%
TDAM Money Market Portfolio | TDAM Money Market Portfolio Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.08%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Annual Return 2001	rr_AnnualReturn2001	3.77%
Annual Return 2002	rr_AnnualReturn2002	1.31%
Annual Return 2003	rr_AnnualReturn2003	0.54%
Annual Return 2004	rr_AnnualReturn2004	0.68%
Annual Return 2005	rr_AnnualReturn2005	2.55%
Annual Return 2006	rr_AnnualReturn2006	4.29%
Annual Return 2007	rr_AnnualReturn2007	4.49%
Annual Return 2008	rr_AnnualReturn2008	1.98%
Annual Return 2009	rr_AnnualReturn2009	0.06%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2006
TDAM Money Market Portfolio | TDAM Money Market Portfolio Premium Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.08%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.37%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.61%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	62
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	762
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2006

[1]	As of 12/31/10, the 7-day yields for the Money Market Portfolio - Investor Class and Premium Class were 0.05% and 0.05%, respectively.

TDAM U.S. Government Portfolio (First Prospectus Summary) | TDAM U.S. Government Portfolio
TDAM U.S. Government Portfolio
Investment Objective
The TDAM U.S. Government Portfolio (the "U.S. Government Portfolio") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of  $1.00 per share.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Portfolio.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM U.S. Government Portfolio TDAM U.S. Government Portfolio Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM U.S. Government Portfolio TDAM U.S. Government Portfolio Investor Class
Management Fees	0.10%
Distribution (12b-1) Fees	0.45%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.15%
Total Other Expenses	0.40%
Total Annual Operating Expenses	0.95%

Example
This Example is intended to help you compare the cost of investing in the U.S.
Government Portfolio with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TDAM U.S. Government Portfolio TDAM U.S. Government Portfolio Investor Class	97	303	525	1,166

Investment Strategies
The U.S. Government Portfolio is a money market fund. The U.S. Government
Portfolio invests in high quality money market securities that the Investment
Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security).
If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The U.S. Government Portfolio invests primarily in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by such obligations. The U.S. Government Portfolio normally invests at least 80% of its total assets in government securities.

Principal Risks
Interest Rate Risk  - The income from the U.S. Government Portfolio will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the U.S. Government
Portfolio may invest are backed by the full faith and credit of the U.S.
government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the U.S. Government
Portfolio to reinvest assets in lower yielding securities.

An investment in the U.S. Government Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. Although the U.S. Government Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance
The following bar chart and table illustrate the risks of investing in the
Investor Class of the U.S. Government Portfolio. The bar chart shows changes in the Investor Class' performance from year to year. The table below shows average annual total returns of the Investor Class of the U.S. Government Portfolio. Of
course, past performance is not necessarily an indication of how the U.S.
Government Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

The bar chart shows changes in
the Investor Class' performance from year to year.

YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year

For the periods covered by the bar chart, the highest and lowest quarterly returns were 1.27% (for the quarter ended 03/31/2001) and 0.01% (for the quarter ended 03/31/2010), respectively.

The table below shows average
annual total returns of the Investor Class of the U.S. Government Portfolio.

AVERAGE ANNUAL TOTAL RETURN for the period ended 12/31/10	[1]
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
TDAM U.S. Government Portfolio TDAM U.S. Government Portfolio Investor Class	0.03%	1.99%	1.82%

[1]	As of 12/31/10, the 7-day yield for the U.S. Government Portfolio - Investor Class was 0.03%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
TDAM U.S. Government Portfolio (First Prospectus Summary) | TDAM U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TDAM U.S. Government Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The TDAM U.S. Government Portfolio (the "U.S. Government Portfolio") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Portfolio.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the U.S.
Government Portfolio with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The U.S. Government Portfolio is a money market fund. The U.S. Government
Portfolio invests in high quality money market securities that the Investment
Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security).
If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The U.S. Government Portfolio invests primarily in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by such obligations. The U.S. Government Portfolio normally invests at least 80% of its total assets in government securities.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Interest Rate Risk  - The income from the U.S. Government Portfolio will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the U.S. Government
Portfolio may invest are backed by the full faith and credit of the U.S.
government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the U.S. Government
Portfolio to reinvest assets in lower yielding securities.

An investment in the U.S. Government Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. Although the U.S. Government Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the U.S. Government Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the U.S. Government Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the
Investor Class of the U.S. Government Portfolio. The bar chart shows changes in the Investor Class' performance from year to year. The table below shows average annual total returns of the Investor Class of the U.S. Government Portfolio. Of
course, past performance is not necessarily an indication of how the U.S.
Government Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Investor Class of the U.S. Government Portfolio.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the U.S. Government Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in
the Investor Class' performance from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
For the periods covered by the bar chart, the highest and lowest quarterly returns were 1.27% (for the quarter ended 03/31/2001) and 0.01% (for the quarter ended 03/31/2010), respectively.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows average
annual total returns of the Investor Class of the U.S. Government Portfolio.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the period ended 12/31/10	[1]
TDAM U.S. Government Portfolio (First Prospectus Summary) | TDAM U.S. Government Portfolio | TDAM U.S. Government Portfolio Investor Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.03%
TDAM U.S. Government Portfolio | TDAM U.S. Government Portfolio Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,166
Annual Return 2001	rr_AnnualReturn2001	3.62%
Annual Return 2002	rr_AnnualReturn2002	1.20%
Annual Return 2003	rr_AnnualReturn2003	0.46%
Annual Return 2004	rr_AnnualReturn2004	0.60%
Annual Return 2005	rr_AnnualReturn2005	2.46%
Annual Return 2006	rr_AnnualReturn2006	4.17%
Annual Return 2007	rr_AnnualReturn2007	4.32%
Annual Return 2008	rr_AnnualReturn2008	1.46%
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.82%

[1]	As of 12/31/10, the 7-day yield for the U.S. Government Portfolio - Investor Class was 0.03%.

TDAM Municipal Portfolio (First Prospectus Summary) | TDAM Municipal Portfolio
TDAM Municipal Portfolio
Investment Objective
The TDAM Municipal Portfolio (the "Municipal Portfolio") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of  $1.00 per share.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Portfolio.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM Municipal Portfolio TDAM Municipal Portfolio Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value o f your investment)
Annual Fund Operating Expenses	TDAM Municipal Portfolio TDAM Municipal Portfolio Investor Class
Management Fees	0.10%
Distribution (12b-1) Fees	0.45%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.18%
Total Other Expenses	0.43%
Total Annual Operating Expenses	0.98%

Example
This Example is intended to help you compare the cost of investing in the
Municipal Portfolio with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TDAM Municipal Portfolio TDAM Municipal Portfolio Investor Class	100	312	542	1,201

Investment Strategies
The Municipal Portfolio is a money market fund. The Municipal Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Municipal Portfolio invests primarily in a diversified portfolio of short-term, high quality, tax-exempt municipal obligations. The Municipal
Portfolio normally invests at least 80% of its total assets in obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities ("municipal securities"). The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax ("AMT").

Principal Risks
Interest Rate Risk  - The income from the Municipal Portfolio will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Municipal
Portfolio to reinvest assets in lower yielding securities.

Tax Risk -  The Municipal Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax.
Neither the investment manager nor the Municipal Portfolio guarantee that this opinion is correct and there is no assurance that the Internal Revenue Service
(the "IRS") will agree with bond counsel's opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to Municipal Portfolio shareholders could be recharacterized as taxable.

An investment in the Municipal Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Municipal Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance
The following bar chart and table illustrate the risks of investing in the
Investor Class of the Municipal Portfolio. The bar chart shows changes in the
Investor Class' performance from year to year. The table below shows average annual total returns of the Investor Class of the Municipal Portfolio. Of course, past performance is not necessarily an indication of how the Municipal
Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

The bar chart shows changes in the
Investor Class' performance from year to year.

YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.74% (for the quarter ended 03/31/2001) and 0.01% (for the quarter ended 03/31/2010), respectively.

The table below shows average
annual total returns of the Investor Class of the Municipal Portfolio.

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10	[1]
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
TDAM Municipal Portfolio TDAM Municipal Portfolio Investor Class	0.03%	1.31%	1.22%

[1]	As of 12/31/10, the 7-day yield for the Municipal Portfolio - Investor Class was 0.03%. As of 12/31/10, the tax-equivalent 7-day yield for the Municipal Portfolio - Investor Class was 0.05%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
TDAM Municipal Portfolio (First Prospectus Summary) | TDAM Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TDAM Municipal Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The TDAM Municipal Portfolio (the "Municipal Portfolio") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Portfolio.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value o f your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Municipal Portfolio with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Municipal Portfolio is a money market fund. The Municipal Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Municipal Portfolio invests primarily in a diversified portfolio of short-term, high quality, tax-exempt municipal obligations. The Municipal
Portfolio normally invests at least 80% of its total assets in obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities ("municipal securities"). The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax ("AMT").

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Interest Rate Risk  - The income from the Municipal Portfolio will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Municipal
Portfolio to reinvest assets in lower yielding securities.

Tax Risk -  The Municipal Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax.
Neither the investment manager nor the Municipal Portfolio guarantee that this opinion is correct and there is no assurance that the Internal Revenue Service
(the "IRS") will agree with bond counsel's opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to Municipal Portfolio shareholders could be recharacterized as taxable.

An investment in the Municipal Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Municipal Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Municipal Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Municipal Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the
Investor Class of the Municipal Portfolio. The bar chart shows changes in the
Investor Class' performance from year to year. The table below shows average annual total returns of the Investor Class of the Municipal Portfolio. Of course, past performance is not necessarily an indication of how the Municipal
Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Investor Class of the Municipal Portfolio.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Municipal Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the
Investor Class' performance from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.74% (for the quarter ended 03/31/2001) and 0.01% (for the quarter ended 03/31/2010), respectively.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows average
annual total returns of the Investor Class of the Municipal Portfolio.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10	[1]
TDAM Municipal Portfolio (First Prospectus Summary) | TDAM Municipal Portfolio | TDAM Municipal Portfolio Investor Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.03%
Money Market, Seven Day Tax Equivalent Yield	rr_MoneyMarketSevenDayTaxEquivalentYield	0.05%
TDAM Municipal Portfolio | TDAM Municipal Portfolio Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.98%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Annual Return 2001	rr_AnnualReturn2001	2.32%
Annual Return 2002	rr_AnnualReturn2002	0.90%
Annual Return 2003	rr_AnnualReturn2003	0.41%
Annual Return 2004	rr_AnnualReturn2004	0.47%
Annual Return 2005	rr_AnnualReturn2005	1.61%
Annual Return 2006	rr_AnnualReturn2006	2.55%
Annual Return 2007	rr_AnnualReturn2007	2.70%
Annual Return 2008	rr_AnnualReturn2008	1.23%
Annual Return 2009	rr_AnnualReturn2009	0.06%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.22%

[1]	As of 12/31/10, the 7-day yield for the Municipal Portfolio - Investor Class was 0.03%. As of 12/31/10, the tax-equivalent 7-day yield for the Municipal Portfolio - Investor Class was 0.05%.

TDAM California Municipal Money Market Portfolio (First Prospectus Summary) | TDAM California Municipal Money Market Portfolio
TDAM California Municipal Money Market Portfolio
Investment Objective
The TDAM California Municipal Money Market Portfolio (the "California
Portfolio") seeks maximum current income that is exempt from regular federal and
California State income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of  $1.00 per share.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the California Portfolio.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM California Municipal Money Market Portfolio TDAM California Municipal Money Market Portfolio Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM California Municipal Money Market Portfolio TDAM California Municipal Money Market Portfolio Investor Class
Management Fees	0.10%
Distribution (12b-1) Fees	0.45%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.19%
Total Other Expenses	0.44%
Total Annual Operating Expenses	0.99%

Example
This Example is intended to help you compare the cost of investing in the
California Portfolio with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the California Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TDAM California Municipal Money Market Portfolio TDAM California Municipal Money Market Portfolio Investor Class	101	315	547	1,213

Investment Strategies
The California Portfolio is a money market fund. The California Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.
Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The California Portfolio will normally invest at least 80% of its total assets in municipal securities, including those issued by the state of California or the state's political subdivisions, authorities or instrumentalities, or by corporations established for public purposes. These securities also may be issued by other qualified issuers, including the various territories and possessions of the United States, such as Puerto Rico. In the opinion of the issuer's bond counsel, the income from these securities is exempt from the state of California's personal income tax and federal income tax. However, this income may be subject to the AMT. When suitable California state tax-exempt securities are unavailable, the California Portfolio may invest up to 20% of its assets in securities issued by other states and their political subdivisions whose income is exempt from federal income tax but is subject to state personal income tax.

Principal Risks
Interest Rate Risk  - The income from the California Portfolio will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the California
Portfolio to reinvest assets in lower yielding securities.

California Municipal Securities Risk  - The yields of California municipal securities depend on, among other things, conditions in the state's municipal securities markets and debt securities markets generally, the size of a particular offering, the maturity of the obligation and the rating of the issue.
Because the California Portfolio will invest a large portion of its assets in
California municipal securities, it is more vulnerable to events adversely affecting the state of California, including economic, political and regulatory occurrences or terrorism. While California's economy is relatively diverse and thereby less vulnerable to events affecting a particular industry, it continues to be affected by serious fiscal conditions and voter-passed initiatives limit the State's ability to raise revenues, particularly with respect to real property taxes. California's economy may also be affected by natural disasters, such as earthquakes or fires.

Non-Diversification Risk  - The California Portfolio's "non-diversified" status allows it to invest more than 5% of its assets in a single issuer. As a result, the California Portfolio is riskier than other types of money market funds that require greater diversification among issuers.

Tax Risk  - The California Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Neither the Investment Manager nor the California Portfolio guarantee that this opinion is correct and there is no assurance that the Internal Revenue
Service (the "IRS") will agree with bond counsel's opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to California Portfolio shareholders could be recharacterized as taxable.

An investment in the California Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. Although the California Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance
The following bar chart and table illustrate the risks of investing in the
Investor Class of the California Portfolio. The bar chart shows changes in the
Investor Class' performance from year to year. The table below shows average annual total returns of the Investor Class of the California Portfolio. Of
course, past performance is not necessarily an indication of how the California
Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

 The bar chart shows changes in the
Investor Class' performance from year to year.

YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.69% (for the quarter ended 06/30/2007) and 0.01% (for the quarter ended 03/31/2010), respectively.

The table below shows average
annual total returns of the Investor Class of the California Portfolio.

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10	[1]
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
TDAM California Municipal Money Market Portfolio TDAM California Municipal Money Market Portfolio Investor Class	0.03%	1.25%	1.18%

[1]	As of 12/31/10, the 7-day yield for the California Portfolio - Investor Class was 0.03%. As of 12/31/10, the tax-equivalent 7-day yield for the California Portfolio - Investor Class was 0.05%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
TDAM California Municipal Money Market Portfolio (First Prospectus Summary) | TDAM California Municipal Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TDAM California Municipal Money Market Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The TDAM California Municipal Money Market Portfolio (the "California
Portfolio") seeks maximum current income that is exempt from regular federal and
California State income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the California Portfolio.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
California Portfolio with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the California Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The California Portfolio is a money market fund. The California Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.
Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The California Portfolio will normally invest at least 80% of its total assets in municipal securities, including those issued by the state of California or the state's political subdivisions, authorities or instrumentalities, or by corporations established for public purposes. These securities also may be issued by other qualified issuers, including the various territories and possessions of the United States, such as Puerto Rico. In the opinion of the issuer's bond counsel, the income from these securities is exempt from the state of California's personal income tax and federal income tax. However, this income may be subject to the AMT. When suitable California state tax-exempt securities are unavailable, the California Portfolio may invest up to 20% of its assets in securities issued by other states and their political subdivisions whose income is exempt from federal income tax but is subject to state personal income tax.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Interest Rate Risk  - The income from the California Portfolio will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the California
Portfolio to reinvest assets in lower yielding securities.

California Municipal Securities Risk  - The yields of California municipal securities depend on, among other things, conditions in the state's municipal securities markets and debt securities markets generally, the size of a particular offering, the maturity of the obligation and the rating of the issue.
Because the California Portfolio will invest a large portion of its assets in
California municipal securities, it is more vulnerable to events adversely affecting the state of California, including economic, political and regulatory occurrences or terrorism. While California's economy is relatively diverse and thereby less vulnerable to events affecting a particular industry, it continues to be affected by serious fiscal conditions and voter-passed initiatives limit the State's ability to raise revenues, particularly with respect to real property taxes. California's economy may also be affected by natural disasters, such as earthquakes or fires.

Non-Diversification Risk  - The California Portfolio's "non-diversified" status allows it to invest more than 5% of its assets in a single issuer. As a result, the California Portfolio is riskier than other types of money market funds that require greater diversification among issuers.

Tax Risk  - The California Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Neither the Investment Manager nor the California Portfolio guarantee that this opinion is correct and there is no assurance that the Internal Revenue
Service (the "IRS") will agree with bond counsel's opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to California Portfolio shareholders could be recharacterized as taxable.

An investment in the California Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. Although the California Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The California Portfolio's "non-diversified" status allows it to invest more than 5% of its assets in a single issuer. As a result, the California Portfolio is riskier than other types of money market funds that require greater diversification among issuers.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the California Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the California Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the
Investor Class of the California Portfolio. The bar chart shows changes in the
Investor Class' performance from year to year. The table below shows average annual total returns of the Investor Class of the California Portfolio. Of
course, past performance is not necessarily an indication of how the California
Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Investor Class of the California Portfolio.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the California Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
 The bar chart shows changes in the
Investor Class' performance from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.69% (for the quarter ended 06/30/2007) and 0.01% (for the quarter ended 03/31/2010), respectively.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows average
annual total returns of the Investor Class of the California Portfolio.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10	[1]
TDAM California Municipal Money Market Portfolio (First Prospectus Summary) | TDAM California Municipal Money Market Portfolio | TDAM California Municipal Money Market Portfolio Investor Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.03%
Money Market, Seven Day Tax Equivalent Yield	rr_MoneyMarketSevenDayTaxEquivalentYield	0.05%
TDAM California Municipal Money Market Portfolio | TDAM California Municipal Money Market Portfolio Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Annual Return 2001	rr_AnnualReturn2001	1.99%
Annual Return 2002	rr_AnnualReturn2002	0.82%
Annual Return 2003	rr_AnnualReturn2003	0.40%
Annual Return 2004	rr_AnnualReturn2004	0.56%
Annual Return 2005	rr_AnnualReturn2005	1.73%
Annual Return 2006	rr_AnnualReturn2006	2.53%
Annual Return 2007	rr_AnnualReturn2007	2.65%
Annual Return 2008	rr_AnnualReturn2008	1.06%
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.18%

[1]	As of 12/31/10, the 7-day yield for the California Portfolio - Investor Class was 0.03%. As of 12/31/10, the tax-equivalent 7-day yield for the California Portfolio - Investor Class was 0.05%.

YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year
TDAM New York Municipal Money Market Portfolio (First Prospectus Summary) | TDAM New York Municipal Money Market Portfolio
TDAM New York Municipal Money Market Portfolio
Investment Objective
The TDAM New York Municipal Money Market Portfolio (the "New York Portfolio")
seeks maximum current income that is exempt from regular federal, New York State and City income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of  $1.00 per share.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the New York Portfolio.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM New York Municipal Money Market Portfolio TDAM New York Municipal Money Market Portfolio Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM New York Municipal Money Market Portfolio TDAM New York Municipal Money Market Portfolio Investor Class
Management Fees	0.10%
Distribution (12b-1) Fees	0.45%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.25%
Total Other Expenses	0.50%
Total Annual Operating Expenses	1.05%

Example
This Example is intended to help you compare the cost of investing in the New
York Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the New York Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TDAM New York Municipal Money Market Portfolio TDAM New York Municipal Money Market Portfolio Investor Class	107	334	579	1,283

Investment Strategies
The New York Portfolio is a money market fund. The New York Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The New York Portfolio will normally invest at least 80% of its total assets in municipal securities, including those issued by the state of New York or the state's political subdivisions, authorities or instrumentalities, or by corporations established for public purposes. These securities also may be issued by other qualified issuers, including the various territories and possessions of the United States, such as Puerto Rico. In the opinion of the issuer's bond counsel, the income from these securities is exempt from the state of New York's personal income tax and federal income tax. However, this income may be subject to the AMT. When suitable New York state tax-exempt securities are unavailable, the New York Portfolio may invest up to 20% of its assets in securities issued by other states and their political subdivisions whose income is exempt from federal income tax but is subject to state personal income tax.

Principal Risks
Interest Rate Risk  - The income from the New York Portfolio will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the New York Portfolio to reinvest assets in lower yielding securities.

New York Municipal Securities Risk  - The yields of New York municipal securities depend on, among other things, conditions in the state's municipal securities markets and debt securities markets generally, the size of a particular offering, the maturity of the obligation and the rating of the issue.
Because the New York Portfolio will invest a large portion of its assets in New
York municipal securities, it is more vulnerable to events adversely affecting the state of New York, including economic, political and regulatory occurrences or terrorism. New York's economy, while diverse, has a relatively large share of the nation's financial activities. As a result, the state's economy is especially vulnerable to adverse events affecting the financial markets.

Non-Diversification Risk  - The New York Portfolio's "non-diversified" status allows it to invest more than 5% of its assets in a single issuer. As a result, the New York Portfolio is riskier than other types of money market funds that require greater diversification among issuers.

Tax Risk  - The New York Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax.
Neither the Investment Manager nor the New York Portfolio guarantee that this opinion is correct and there is no assurance that the Internal Revenue Service
(the "IRS") will agree with bond counsel's opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to New York Portfolio shareholders could be recharacterized as taxable.

An investment in the New York Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the New York Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance
The following bar chart and table illustrate the risks of investing in the
Investor Class of the New York Portfolio. The bar chart shows changes in the
Investor Class' performance from year to year. The table below shows average annual total returns of the Investor Class of the New York Portfolio. Of course, past performance is not necessarily an indication of how the New York Portfolio will perform in the future. For updated performance information, please call
(800) 669-3900 or visit www.tdamusa.com.

The bar chart shows changes in the
Investor Class' performance from year to year.

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.71% (for the quarter ended 12/31/2006) and 0.01% (for the quarter ended 03/31/2010), respectively.

The table below shows average
annual total returns of the Investor Class of the New York Portfolio.

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10	[1]
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
TDAM New York Municipal Money Market Portfolio TDAM New York Municipal Money Market Portfolio Investor Class	0.03%	1.25%	1.18%	Dec 31, 2010

[1]	As of 12/31/10, the 7-day yield for the New York Portfolio - Investor Class was 0.03%. As of 12/31/10, the tax-equivalent 7-day yield for the New York Portfolio - Investor Class was 0.05%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
TDAM New York Municipal Money Market Portfolio (First Prospectus Summary) | TDAM New York Municipal Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TDAM New York Municipal Money Market Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The TDAM New York Municipal Money Market Portfolio (the "New York Portfolio")
seeks maximum current income that is exempt from regular federal, New York State and City income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the New York Portfolio.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the New
York Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the New York Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The New York Portfolio is a money market fund. The New York Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The New York Portfolio will normally invest at least 80% of its total assets in municipal securities, including those issued by the state of New York or the state's political subdivisions, authorities or instrumentalities, or by corporations established for public purposes. These securities also may be issued by other qualified issuers, including the various territories and possessions of the United States, such as Puerto Rico. In the opinion of the issuer's bond counsel, the income from these securities is exempt from the state of New York's personal income tax and federal income tax. However, this income may be subject to the AMT. When suitable New York state tax-exempt securities are unavailable, the New York Portfolio may invest up to 20% of its assets in securities issued by other states and their political subdivisions whose income is exempt from federal income tax but is subject to state personal income tax.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Interest Rate Risk  - The income from the New York Portfolio will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the New York Portfolio to reinvest assets in lower yielding securities.

New York Municipal Securities Risk  - The yields of New York municipal securities depend on, among other things, conditions in the state's municipal securities markets and debt securities markets generally, the size of a particular offering, the maturity of the obligation and the rating of the issue.
Because the New York Portfolio will invest a large portion of its assets in New
York municipal securities, it is more vulnerable to events adversely affecting the state of New York, including economic, political and regulatory occurrences or terrorism. New York's economy, while diverse, has a relatively large share of the nation's financial activities. As a result, the state's economy is especially vulnerable to adverse events affecting the financial markets.

Non-Diversification Risk  - The New York Portfolio's "non-diversified" status allows it to invest more than 5% of its assets in a single issuer. As a result, the New York Portfolio is riskier than other types of money market funds that require greater diversification among issuers.

Tax Risk  - The New York Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax.
Neither the Investment Manager nor the New York Portfolio guarantee that this opinion is correct and there is no assurance that the Internal Revenue Service
(the "IRS") will agree with bond counsel's opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to New York Portfolio shareholders could be recharacterized as taxable.

An investment in the New York Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the New York Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The New York Portfolio's "non-diversified" status allows it to invest more than 5% of its assets in a single issuer. As a result, the New York Portfolio is riskier than other types of money market funds that require greater diversification among issuers.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the New York Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the
Investor Class of the New York Portfolio. The bar chart shows changes in the
Investor Class' performance from year to year. The table below shows average annual total returns of the Investor Class of the New York Portfolio. Of course, past performance is not necessarily an indication of how the New York Portfolio will perform in the future. For updated performance information, please call
(800) 669-3900 or visit www.tdamusa.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Investor Class of the New York Portfolio.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the New York Portfolio will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the
Investor Class' performance from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.71% (for the quarter ended 12/31/2006) and 0.01% (for the quarter ended 03/31/2010), respectively.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows average
annual total returns of the Investor Class of the New York Portfolio.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10	[1]
TDAM New York Municipal Money Market Portfolio (First Prospectus Summary) | TDAM New York Municipal Money Market Portfolio | TDAM New York Municipal Money Market Portfolio Investor Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.03%
Money Market, Seven Day Tax Equivalent Yield	rr_MoneyMarketSevenDayTaxEquivalentYield	0.05%
TDAM New York Municipal Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year
TDAM New York Municipal Money Market Portfolio | TDAM New York Municipal Money Market Portfolio Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,283
Annual Return 2001	rr_AnnualReturn2001	2.09%
Annual Return 2002	rr_AnnualReturn2002	0.85%
Annual Return 2003	rr_AnnualReturn2003	0.39%
Annual Return 2004	rr_AnnualReturn2004	0.52%
Annual Return 2005	rr_AnnualReturn2005	1.71%
Annual Return 2006	rr_AnnualReturn2006	2.55%
Annual Return 2007	rr_AnnualReturn2007	2.60%
Annual Return 2008	rr_AnnualReturn2008	1.09%
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010

[1]	As of 12/31/10, the 7-day yield for the New York Portfolio - Investor Class was 0.03%. As of 12/31/10, the tax-equivalent 7-day yield for the New York Portfolio - Investor Class was 0.05%.

TDAM Money Market Portfolio (Second Prospectus Summary) | TDAM Money Market Portfolio
TDAM Money Market Portfolio SUMMARY
Investment Objective
The TDAM Money Market Portfolio (the "Money Market Portfolio") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of  $1.00 per share.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Portfolio.

Shareholder Fee (fees paid directly from your investment)
Shareholder Fees TDAM Money Market Portfolio	TDAM Money Market Portfolio Class A	TDAM Money Market Portfolio Select Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TDAM Money Market Portfolio	TDAM Money Market Portfolio Class A	TDAM Money Market Portfolio Select Class
Management Fees	0.08%	0.08%
Distribution (12b-1) Fees	0.53%	0.33%
Shareholder Servicing Fees	0.25%	0.05%
All Other Expenses	0.16%	0.16%
Total Other Expenses	0.41%	0.21%
Total Annual Operating Expenses	1.02%	0.62%

Example
This Example is intended to help you compare the cost of investing in the Money
Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TDAM Money Market Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TDAM Money Market Portfolio Class A	104	325	563	1,248
TDAM Money Market Portfolio Select Class	63	199	346	774

Investment Strategies
The Money Market Portfolio is a money market fund. The Money Market Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Money Market Portfolio invests in a broad spectrum of high quality U.S.
dollar-denominated money market instruments. The Money Market Portfolio's investments may include obligations issued by, or guaranteed by, U.S. or foreign governments, their agencies or instrumentalities, bank obligations, and corporate debt obligations of U.S. and foreign issuers, as well as repurchase agreements and other money market instruments. The Money Market Portfolio also invests in asset-backed securities and asset-backed commercial paper
(collectively, "asset-backed securities"). Such securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets. The credit quality of asset-backed securities purchased by the Portfolio is often improved in comparison to that of the underlying loans or receivables through credit enhancement and liquidity enhancement mechanisms. Forms of enhancement include letters of credit, surety bond guarantees, overcollateralization, excess spread protection, subordination of other classes of debt, early amortization and cash reserve accounts. Most programs utilize some or all of these forms of enhancement.

Principal Risks
Interest Rate Risk  - The income from the Money Market Portfolio will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Money Market
Portfolio to reinvest assets in lower yielding securities.

Asset-Backed Securities Risk  - The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs.

An investment in the Money Market Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance
The following bar chart and table illustrate the risks of investing in Class A of the Money Market Portfolio. The bar chart shows changes in Class A's performance from year to year. The returns for Select Class shares of the Money
Market Portfolio will vary from the returns of Class A shares of the Money
Market Portfolio as a result of differences in expenses applicable to each
Class. The table below shows average annual total returns of each Class of the
Money Market Portfolio. Of course, past performance is not necessarily an indication of how the Money Market Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit
www.tdamusa.com.

The bar chart shows changes in Class A's
performance from year to year.

YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.70% (for the quarter ended 03/31/2008) and 0.01% (for the quarter ended 03/31/2009), respectively.

The table below shows average annual total returns of each Class of the
Money Market Portfolio.

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10	[1]
Average Annual Total Returns TDAM Money Market Portfolio	Average Annual Returns, Label	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TDAM Money Market Portfolio Class A	0.05	1.28%	May 24, 2007
TDAM Money Market Portfolio Select Class	0.05	1.36%	Jul 3, 2007

[1]	As of 12/31/10, the 7-day yields for the Money Market Portfolio - Class A and Select Class were 0.05%, and 0.05%, respectively.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
TDAM Money Market Portfolio (Second Prospectus Summary) | TDAM Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TDAM Money Market Portfolio SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The TDAM Money Market Portfolio (the "Money Market Portfolio") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Portfolio.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fee (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Money
Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Money Market Portfolio is a money market fund. The Money Market Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Money Market Portfolio invests in a broad spectrum of high quality U.S.
dollar-denominated money market instruments. The Money Market Portfolio's investments may include obligations issued by, or guaranteed by, U.S. or foreign governments, their agencies or instrumentalities, bank obligations, and corporate debt obligations of U.S. and foreign issuers, as well as repurchase agreements and other money market instruments. The Money Market Portfolio also invests in asset-backed securities and asset-backed commercial paper
(collectively, "asset-backed securities"). Such securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets. The credit quality of asset-backed securities purchased by the Portfolio is often improved in comparison to that of the underlying loans or receivables through credit enhancement and liquidity enhancement mechanisms. Forms of enhancement include letters of credit, surety bond guarantees, overcollateralization, excess spread protection, subordination of other classes of debt, early amortization and cash reserve accounts. Most programs utilize some or all of these forms of enhancement.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Interest Rate Risk  - The income from the Money Market Portfolio will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Money Market
Portfolio to reinvest assets in lower yielding securities.

Asset-Backed Securities Risk  - The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs.

An investment in the Money Market Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Money Market Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in Class A of the Money Market Portfolio. The bar chart shows changes in Class A's performance from year to year. The returns for Select Class shares of the Money
Market Portfolio will vary from the returns of Class A shares of the Money
Market Portfolio as a result of differences in expenses applicable to each
Class. The table below shows average annual total returns of each Class of the
Money Market Portfolio. Of course, past performance is not necessarily an indication of how the Money Market Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit
www.tdamusa.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in Class A of the Money Market Portfolio.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Money Market Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in Class A's
performance from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.70% (for the quarter ended 03/31/2008) and 0.01% (for the quarter ended 03/31/2009), respectively.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows average annual total returns of each Class of the
Money Market Portfolio.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10	[1]
TDAM Money Market Portfolio (Second Prospectus Summary) | TDAM Money Market Portfolio | TDAM Money Market Portfolio Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.05%
TDAM Money Market Portfolio (Second Prospectus Summary) | TDAM Money Market Portfolio | TDAM Money Market Portfolio Select Class
Risk/Return:	rr_RiskReturnAbstract
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.05%
TDAM Money Market Portfolio | TDAM Money Market Portfolio Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.08%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.53%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Annual Return 2008	rr_AnnualReturn2008	1.90%
Annual Return 2009	rr_AnnualReturn2009	0.05%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	0.05
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
TDAM Money Market Portfolio | TDAM Money Market Portfolio Select Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.08%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.33%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Total Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.62%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	63
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	346
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	774
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	0.05
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 3, 2007

[1]	As of 12/31/10, the 7-day yields for the Money Market Portfolio - Class A and Select Class were 0.05%, and 0.05%, respectively.

TDAM U.S. Government Portfolio (Second Prospectus Summary) | TDAM U.S. Government Portfolio
TDAM U.S. Government Portfolio
Investment Objective
The TDAM U.S. Government Portfolio (the "U.S. Government Portfolio") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of  $1.00 per share.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Portfolio.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM U.S. Government Portfolio TDAM U.S. Government Portfolio Class A
Maximum Sales Charge (Load) Imposed on Purchases	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM U.S. Government Portfolio TDAM U.S. Government Portfolio Class A
Management Fees	0.10%
Distribution (12b-1) Fees	0.53%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.15%
Total Other Expenses	0.40%
Total Annual Operating Expenses	1.03%

Example
This Example is intended to help you compare the cost of investing in the U.S.
Government Portfolio with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TDAM U.S. Government Portfolio TDAM U.S. Government Portfolio Class A	105	328	569	1,259

Investment Strategies
The U.S. Government Portfolio is a money market fund. The U.S. Government
Portfolio invests in high quality money market securities that the Investment
Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security).
If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The U.S. Government Portfolio invests primarily in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by such obligations. The U.S. Government Portfolio normally invests at least 80% of its total assets in government securities.

Principal Risks
Interest Rate Risk  - The income from the U.S. Government Portfolio will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the U.S. Government
Portfolio may invest are backed by the full faith and credit of the U.S.
government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the U.S. Government
Portfolio to reinvest assets in lower yielding securities.

An investment in the U.S. Government Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. Although the U.S. Government Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance
The following bar chart and table illustrate the risks of investing in Class A of the U.S. Government Portfolio. The bar chart shows changes in Class A's performance from year to year. The table below shows average annual total returns of Class A of the U.S. Government Portfolio. Of course, past performance is not necessarily an indication of how the U.S. Government Portfolio will perform in the future. For updated performance information, please call (800)
669-3900 or visit www.tdamusa.com.

The bar chart shows changes in Class A's
performance from year to year.

YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.57% (for the quarter ended 3/31/2008) and 0.01% (for the quarter ended 3/31/2010), respectively.

The table below shows average annual total
returns of Class A of the U.S. Government Portfolio.

AVERAGE ANNUAL TOTAL RETURN for the period ending 12/31/10	[1]
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TDAM U.S. Government Portfolio TDAM U.S. Government Portfolio Class A	0.03%	1.07%	May 30, 2007

[1]	As of 12/31/10, the 7-day yield for the U.S. Government Portfolio - Class A was 0.03%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
TDAM U.S. Government Portfolio (Second Prospectus Summary) | TDAM U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TDAM U.S. Government Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The TDAM U.S. Government Portfolio (the "U.S. Government Portfolio") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Portfolio.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the U.S.
Government Portfolio with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The U.S. Government Portfolio is a money market fund. The U.S. Government
Portfolio invests in high quality money market securities that the Investment
Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security).
If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The U.S. Government Portfolio invests primarily in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by such obligations. The U.S. Government Portfolio normally invests at least 80% of its total assets in government securities.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Interest Rate Risk  - The income from the U.S. Government Portfolio will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the U.S. Government
Portfolio may invest are backed by the full faith and credit of the U.S.
government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the U.S. Government
Portfolio to reinvest assets in lower yielding securities.

An investment in the U.S. Government Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. Although the U.S. Government Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the U.S. Government Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the U.S. Government Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in Class A of the U.S. Government Portfolio. The bar chart shows changes in Class A's performance from year to year. The table below shows average annual total returns of Class A of the U.S. Government Portfolio. Of course, past performance is not necessarily an indication of how the U.S. Government Portfolio will perform in the future. For updated performance information, please call (800)
669-3900 or visit www.tdamusa.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in Class A of the U.S. Government Portfolio.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the U.S. Government Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in Class A's
performance from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.57% (for the quarter ended 3/31/2008) and 0.01% (for the quarter ended 3/31/2010), respectively.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows average annual total
returns of Class A of the U.S. Government Portfolio.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the period ending 12/31/10	[1]
TDAM U.S. Government Portfolio (Second Prospectus Summary) | TDAM U.S. Government Portfolio | TDAM U.S. Government Portfolio Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest a quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.03%
TDAM U.S. Government Portfolio | TDAM U.S. Government Portfolio Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.53%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,259
Annual Return 2008	rr_AnnualReturn2008	1.38%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2007

[1]	As of 12/31/10, the 7-day yield for the U.S. Government Portfolio - Class A was 0.03%.

TDAM Municipal Portfolio (Second Prospectus Summary) | TDAM Municipal Portfolio
TDAM Municipal Portfolio
Investment Objective
The TDAM Municipal Portfolio (the "Municipal Portfolio") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of  $1.00 per share.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Portfolio.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM Municipal Portfolio TDAM Municipal Portfolio Class A
Maximum Sales Charge (Load) Imposed on Purchases	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM Municipal Portfolio TDAM Municipal Portfolio Class A
Management Fees	0.10%
Distribution (12b-1) Fees	0.53%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.18%
Total Other Expenses	0.43%
Total Annual Operating Expenses	1.06%

Example
This Example is intended to help you compare the cost of investing in the
Municipal Portfolio with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TDAM Municipal Portfolio TDAM Municipal Portfolio Class A	108	337	585	1,294

Investment Strategies
The Municipal Portfolio is a money market fund. The Municipal Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Municipal Portfolio invests primarily in a diversified portfolio of short-term, high quality, tax-exempt municipal obligations. The Municipal
Portfolio normally invests at least 80% of its total assets in obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities ("municipal securities"). The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax ("AMT").

Principal Risks
Interest Rate Risk  - The income from the Municipal Portfolio will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Municipal
Portfolio to reinvest assets in lower yielding securities.

Tax Risk  - The Municipal Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax.
Neither the investment manager nor the Municipal Portfolio guarantee that this opinion is correct and there is no assurance that the Internal Revenue Service
(the "IRS") will agree with bond counsel's opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to Municipal Portfolio shareholders could be recharacterized as taxable.

An investment in the Municipal Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Municipal Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance
The following bar chart and table illustrate the risks of investing in Class A of the Municipal Portfolio. The bar chart shows changes in Class A's performance from year to year. The table below shows average annual total returns of Class A of the Municipal Portfolio. Of course, past performance is not necessarily an indication of how the Municipal Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit
www.tdamusa.com.

The bar chart shows changes in Class A's performance
from year to year.

YEAR-BY-YEAR ANNUAL RETURN as of 12/31 each year

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.37% (for the quarter ended 03/31/2008) and 0.01% (for the quarter ended 3/31/2010), respectively.

The table below shows average annual total returns of Class A of the Municipal Portfolio.

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10	[1]
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TDAM Municipal Portfolio TDAM Municipal Portfolio Class A	0.03%	0.77%	May 25, 2007

[1]	As of 12/31/10, the 7-day yield for the Municipal Portfolio - Class A was 0.03%. As of 12/31/10, the tax-equivalent 7-day yield for the Municipal Portfolio - Class A was 0.05%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
TDAM Municipal Portfolio (Second Prospectus Summary) | TDAM Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TDAM Municipal Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The TDAM Municipal Portfolio (the "Municipal Portfolio") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Portfolio.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Municipal Portfolio with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Municipal Portfolio is a money market fund. The Municipal Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Municipal Portfolio invests primarily in a diversified portfolio of short-term, high quality, tax-exempt municipal obligations. The Municipal
Portfolio normally invests at least 80% of its total assets in obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities ("municipal securities"). The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax ("AMT").

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Interest Rate Risk  - The income from the Municipal Portfolio will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Municipal
Portfolio to reinvest assets in lower yielding securities.

Tax Risk  - The Municipal Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax.
Neither the investment manager nor the Municipal Portfolio guarantee that this opinion is correct and there is no assurance that the Internal Revenue Service
(the "IRS") will agree with bond counsel's opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to Municipal Portfolio shareholders could be recharacterized as taxable.

An investment in the Municipal Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Municipal Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	An investment in the Municipal Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Although the Municipal Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in Class A of the Municipal Portfolio. The bar chart shows changes in Class A's performance from year to year. The table below shows average annual total returns of Class A of the Municipal Portfolio. Of course, past performance is not necessarily an indication of how the Municipal Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit
www.tdamusa.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in Class A of the Municipal Portfolio.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Municipal Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	YEAR-BY-YEAR ANNUAL RETURN as of 12/31 each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in Class A's performance
from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.37% (for the quarter ended 03/31/2008) and 0.01% (for the quarter ended 3/31/2010), respectively.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows average annual total returns of Class A of the Municipal Portfolio.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10	[1]
TDAM Municipal Portfolio (Second Prospectus Summary) | TDAM Municipal Portfolio | TDAM Municipal Portfolio Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.03%
Money Market, Seven Day Tax Equivalent Yield	rr_MoneyMarketSevenDayTaxEquivalentYield	0.05%
TDAM Municipal Portfolio | TDAM Municipal Portfolio Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.53%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Annual Return 2008	rr_AnnualReturn2008	1.15%
Annual Return 2009	rr_AnnualReturn2009	0.05%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2007

[1]	As of 12/31/10, the 7-day yield for the Municipal Portfolio - Class A was 0.03%. As of 12/31/10, the tax-equivalent 7-day yield for the Municipal Portfolio - Class A was 0.05%

TDAM California Municipal Money Market Portfolio (Second Prospectus Summary) | TDAM California Municipal Money Market Portfolio
TDAM California Municipal Money Market Portfolio
Investment Objective
The TDAM California Municipal Money Market Portfolio (the "California
Portfolio") seeks maximum current income that is exempt from regular federal and
California State income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of  $1.00 per share.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the California Portfolio.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM California Municipal Money Market Portfolio TDAM California Municipal Money Market Portfolio Class A
Maximum Sales Charge (Load) Imposed on Purchases	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM California Municipal Money Market Portfolio TDAM California Municipal Money Market Portfolio Class A
Management Fees	0.10%
Distribution (12b-1) Fees	0.53%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.19%
Total Other Expenses	0.44%
Total Annual Operating Expenses	1.07%

Example
This Example is intended to help you compare the cost of investing in the
California Portfolio with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the California Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TDAM California Municipal Money Market Portfolio TDAM California Municipal Money Market Portfolio Class A	109	340	590	1,306

Investment Strategies
The California Portfolio is a money market fund. The California Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The California Portfolio will normally invest at least 80% of its total assets in municipal securities, including those issued by the state of California or the state's political subdivisions, authorities or instrumentalities, or by corporations established for public purposes. These securities also may be issued by other qualified issuers, including the various territories and possessions of the United States, such as Puerto Rico. In the opinion of the issuer's bond counsel, the income from these securities is exempt from the state of California's personal income tax and federal income tax. However, this income may be subject to the AMT. When suitable California state tax-exempt securities are unavailable, the California Portfolio may invest up to 20% of its assets in securities issued by other states and their political subdivisions whose income is exempt from federal income tax but is subject to state personal income tax.

Principal Risks
Interest Rate Risk  - The income from the California Portfolio will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the California
Portfolio to reinvest assets in lower yielding securities.

California Municipal Securities Risk  - The yields of California municipal securities depend on, among other things, conditions in the state's municipal securities markets and debt securities markets generally, the size of a particular offering, the maturity of the obligation and the rating of the issue.
Because the California Portfolio will invest a large portion of its assets in
California municipal securities, it is more vulnerable to events adversely affecting the state of California, including economic, political and regulatory occurrences or terrorism. While California's economy is relatively diverse and thereby less vulnerable to events affecting a particular industry, it continues to be affected by serious fiscal conditions and voter-passed initiatives that limit the State's ability to raise revenues, particularly with respect to real property taxes. California's economy may also be affected by natural disasters, such as earthquakes or fires.

Non-Diversification Risk  - The California Portfolio's "non-diversified" status allows it to invest more than 5% of its assets in a single issuer. As a result, the California Portfolio is riskier than other types of money market funds that require greater diversification among issuers.

Tax Risk  - The California Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Neither the Investment Manager nor the California Portfolio guarantee that this opinion is correct and there is no assurance that the Internal Revenue
Service (the "IRS") will agree with bond counsel's opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to California Portfolio shareholders could be recharacterized as taxable.

An investment in the California Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. Although the California Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance
The following bar chart and table illustrate the risks of investing in Class A of the California Portfolio. The bar chart shows changes in Class A's performance from year to year. The table below shows average annual total returns of Class A of the California Portfolio. Of course, past performance is not necessarily an indication of how the California Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

The bar chart shows changes in Class A's
performance from year to year.

YEAR-BY-YEAR ANNUAL RETURN as of 12/31 each year

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.33% (for the quarter ended 03/31/2008) and 0.00% (for the quarter ended 03/31/2009), respectively.

The table below shows average annual total
returns of Class A of the California Portfolio.

AVERAGE ANNUAL TOTAL RETURN for the period ending 12/31/10	[1]
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TDAM California Municipal Money Market Portfolio TDAM California Municipal Money Market Portfolio Class A	0.03%	0.69%	Jun 5, 2007

[1]	As of 12/31/10, the 7-day yield for the California Portfolio - Class A was 0.03%. As of 12/31/10, the tax-equivalent 7-day yield for the California Portfolio - Class A was 0.05%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
TDAM California Municipal Money Market Portfolio (Second Prospectus Summary) | TDAM California Municipal Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TDAM California Municipal Money Market Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The TDAM California Municipal Money Market Portfolio (the "California
Portfolio") seeks maximum current income that is exempt from regular federal and
California State income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the California Portfolio.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
California Portfolio with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the California Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The California Portfolio is a money market fund. The California Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The California Portfolio will normally invest at least 80% of its total assets in municipal securities, including those issued by the state of California or the state's political subdivisions, authorities or instrumentalities, or by corporations established for public purposes. These securities also may be issued by other qualified issuers, including the various territories and possessions of the United States, such as Puerto Rico. In the opinion of the issuer's bond counsel, the income from these securities is exempt from the state of California's personal income tax and federal income tax. However, this income may be subject to the AMT. When suitable California state tax-exempt securities are unavailable, the California Portfolio may invest up to 20% of its assets in securities issued by other states and their political subdivisions whose income is exempt from federal income tax but is subject to state personal income tax.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Interest Rate Risk  - The income from the California Portfolio will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the California
Portfolio to reinvest assets in lower yielding securities.

California Municipal Securities Risk  - The yields of California municipal securities depend on, among other things, conditions in the state's municipal securities markets and debt securities markets generally, the size of a particular offering, the maturity of the obligation and the rating of the issue.
Because the California Portfolio will invest a large portion of its assets in
California municipal securities, it is more vulnerable to events adversely affecting the state of California, including economic, political and regulatory occurrences or terrorism. While California's economy is relatively diverse and thereby less vulnerable to events affecting a particular industry, it continues to be affected by serious fiscal conditions and voter-passed initiatives that limit the State's ability to raise revenues, particularly with respect to real property taxes. California's economy may also be affected by natural disasters, such as earthquakes or fires.

Non-Diversification Risk  - The California Portfolio's "non-diversified" status allows it to invest more than 5% of its assets in a single issuer. As a result, the California Portfolio is riskier than other types of money market funds that require greater diversification among issuers.

Tax Risk  - The California Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Neither the Investment Manager nor the California Portfolio guarantee that this opinion is correct and there is no assurance that the Internal Revenue
Service (the "IRS") will agree with bond counsel's opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to California Portfolio shareholders could be recharacterized as taxable.

An investment in the California Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. Although the California Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The California Portfolio's "non-diversified" status allows it to invest more than 5% of its assets in a single issuer. As a result, the California Portfolio is riskier than other types of money market funds that require greater diversification among issuers.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the California Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the California Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in Class A of the California Portfolio. The bar chart shows changes in Class A's performance from year to year. The table below shows average annual total returns of Class A of the California Portfolio. Of course, past performance is not necessarily an indication of how the California Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in Class A of the California Portfolio.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the California Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	YEAR-BY-YEAR ANNUAL RETURN as of 12/31 each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in Class A's
performance from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.33% (for the quarter ended 03/31/2008) and 0.00% (for the quarter ended 03/31/2009), respectively.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows average annual total
returns of Class A of the California Portfolio.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the period ending 12/31/10	[1]
TDAM California Municipal Money Market Portfolio (Second Prospectus Summary) | TDAM California Municipal Money Market Portfolio | TDAM California Municipal Money Market Portfolio Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.03%
Money Market, Seven Day Tax Equivalent Yield	rr_MoneyMarketSevenDayTaxEquivalentYield	0.05%
TDAM California Municipal Money Market Portfolio | TDAM California Municipal Money Market Portfolio Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.53%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,306
Annual Return 2008	rr_AnnualReturn2008	0.98%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 2007

[1]	As of 12/31/10, the 7-day yield for the California Portfolio - Class A was 0.03%. As of 12/31/10, the tax-equivalent 7-day yield for the California Portfolio - Class A was 0.05%.

YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year
TDAM New York Municipal Money Market Portfolio (Second Prospectus Summary) | TDAM New York Municipal Money Market Portfolio
TDAM New York Municipal Money Market Portfolio
Investment Objective
The TDAM New York Municipal Money Market Portfolio (the "New York Portfolio")
seeks maximum current income that is exempt from regular federal, New York State and City income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of  $1.00 per share.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the New York Portfolio.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM New York Municipal Money Market Portfolio TDAM New York Municipal Money Market Portfolio Class A
Maximum Sales Charge (Load) Imposed on Purchases	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM New York Municipal Money Market Portfolio TDAM New York Municipal Money Market Portfolio Class A
Management Fees	0.10%
Distribution (12b-1) Fees	0.53%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.25%
Total Other Expenses	0.50%
Total Annual Operating Expenses	1.13%

Example
This Example is intended to help you compare the cost of investing in the New
York Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the New York Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TDAM New York Municipal Money Market Portfolio TDAM New York Municipal Money Market Portfolio Class A	115	359	622	1,375

Investment Strategies
The New York Portfolio is a money market fund. The New York Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The New York Portfolio will normally invest at least 80% of its total assets in municipal securities, including those issued by the state of New York or the state's political subdivisions, authorities or instrumentalities, or by corporations established for public purposes. These securities also may be issued by other qualified issuers, including the various territories and possessions of the United States, such as Puerto Rico. In the opinion of the issuer's bond counsel, the income from these securities is exempt from the state of New York's personal income tax and federal income tax. However, this income may be subject to the AMT. When suitable New York state tax-exempt securities are unavailable, the New York Portfolio may invest up to 20% of its assets in securities issued by other states and their political subdivisions whose income is exempt from federal income tax but is subject to state personal income tax.

Principal Risks
Interest Rate Risk  - The income from the New York Portfolio will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the New York Portfolio to reinvest assets in lower yielding securities.

New York Municipal Securities Risk  - The yields of New York municipal securities depend on, among other things, conditions in the state's municipal securities markets and debt securities markets generally, the size of a particular offering, the maturity of the obligation and the rating of the issue.
Because the New York Portfolio will invest a large portion of its assets in New
York municipal securities, it is more vulnerable to events adversely affecting the state of New York, including economic, political and regulatory occurrences or terrorism. New York's economy, while diverse, has a relatively large share of the nation's financial activities. As a result, the state's economy is especially vulnerable to adverse events affecting the financial markets.

Non-Diversification Risk  - The New York Portfolio's "non-diversified" status allows it to invest more than 5% of its assets in a single issuer. As a result, the New York Portfolio is riskier than other types of money market funds that require greater diversification among issuers.

Tax Risk  - The New York Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax.
Neither the Investment Manager nor the New York Portfolio guarantee that this opinion is correct and there is no assurance that the Internal Revenue Service
(the "IRS") will agree with bond counsel's opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to New York Portfolio shareholders could be recharacterized as taxable.

An investment in the New York Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the New York Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance
The following bar chart and table illustrate the risks of investing in Class A of the New York Portfolio. The bar chart shows changes in Class A's performance from year to year. The table below shows average annual total returns of Class A of the New York Portfolio. Of course, past performance is not necessarily an indication of how the New York Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

The bar chart shows changes in Class A's performance
from year to year.

YEAR-BY-YEAR ANNUAL RETURN as of 12/31 each year

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.33% (for the quarter ended 03/31/2008) and 0.00% (for the quarter ended 03/31/2009), respectively.

The table below shows average annual total returns of Class A of the New York Portfolio.

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10	[1]
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TDAM New York Municipal Money Market Portfolio TDAM New York Municipal Money Market Portfolio Class A	0.03%	0.69%	May 31, 2007

[1]	As of 12/31/10, the 7-day yield for the New York Portfolio - Class A was 0.03%. As of 12/31/10, the tax-equivalent 7-day yield for the New York Portfolio - Class A was 0.05%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
TDAM New York Municipal Money Market Portfolio (Second Prospectus Summary) | TDAM New York Municipal Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TDAM New York Municipal Money Market Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The TDAM New York Municipal Money Market Portfolio (the "New York Portfolio")
seeks maximum current income that is exempt from regular federal, New York State and City income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the New York Portfolio.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the New
York Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the New York Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The New York Portfolio is a money market fund. The New York Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The New York Portfolio will normally invest at least 80% of its total assets in municipal securities, including those issued by the state of New York or the state's political subdivisions, authorities or instrumentalities, or by corporations established for public purposes. These securities also may be issued by other qualified issuers, including the various territories and possessions of the United States, such as Puerto Rico. In the opinion of the issuer's bond counsel, the income from these securities is exempt from the state of New York's personal income tax and federal income tax. However, this income may be subject to the AMT. When suitable New York state tax-exempt securities are unavailable, the New York Portfolio may invest up to 20% of its assets in securities issued by other states and their political subdivisions whose income is exempt from federal income tax but is subject to state personal income tax.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Interest Rate Risk  - The income from the New York Portfolio will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the New York Portfolio to reinvest assets in lower yielding securities.

New York Municipal Securities Risk  - The yields of New York municipal securities depend on, among other things, conditions in the state's municipal securities markets and debt securities markets generally, the size of a particular offering, the maturity of the obligation and the rating of the issue.
Because the New York Portfolio will invest a large portion of its assets in New
York municipal securities, it is more vulnerable to events adversely affecting the state of New York, including economic, political and regulatory occurrences or terrorism. New York's economy, while diverse, has a relatively large share of the nation's financial activities. As a result, the state's economy is especially vulnerable to adverse events affecting the financial markets.

Non-Diversification Risk  - The New York Portfolio's "non-diversified" status allows it to invest more than 5% of its assets in a single issuer. As a result, the New York Portfolio is riskier than other types of money market funds that require greater diversification among issuers.

Tax Risk  - The New York Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax.
Neither the Investment Manager nor the New York Portfolio guarantee that this opinion is correct and there is no assurance that the Internal Revenue Service
(the "IRS") will agree with bond counsel's opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to New York Portfolio shareholders could be recharacterized as taxable.

An investment in the New York Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the New York Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The New York Portfolio's "non-diversified" status allows it to invest more than 5% of its assets in a single issuer. As a result, the New York Portfolio is riskier than other types of money market funds that require greater diversification among issuers.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the New York Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the New York Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in Class A of the New York Portfolio. The bar chart shows changes in Class A's performance from year to year. The table below shows average annual total returns of Class A of the New York Portfolio. Of course, past performance is not necessarily an indication of how the New York Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in Class A of the New York Portfolio.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the New York Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	YEAR-BY-YEAR ANNUAL RETURN as of 12/31 each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in Class A's performance
from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.33% (for the quarter ended 03/31/2008) and 0.00% (for the quarter ended 03/31/2009), respectively.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows average annual total returns of Class A of the New York Portfolio.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10	[1]
TDAM New York Municipal Money Market Portfolio (Second Prospectus Summary) | TDAM New York Municipal Money Market Portfolio | TDAM New York Municipal Money Market Portfolio Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.03%
Money Market, Seven Day Tax Equivalent Yield	rr_MoneyMarketSevenDayTaxEquivalentYield	0.05%
TDAM New York Municipal Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Annual Return, Caption	rr_AnnualReturnCaption	YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year
TDAM New York Municipal Money Market Portfolio | TDAM New York Municipal Money Market Portfolio Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.53%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Annual Return 2008	rr_AnnualReturn2008	1.01%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007

[1]	As of 12/31/10, the 7-day yield for the New York Portfolio - Class A was 0.03%. As of 12/31/10, the tax-equivalent 7-day yield for the New York Portfolio - Class A was 0.05%.

TDAM Institutional Money Market Fund (First Prospectus Summary) | TDAM Institutional Money Market Fund
TDAM Institutional Money Market Fund SUMMARY
Investment Objective
The TDAM Institutional Money Market Fund (the "Institutional Money Market Fund")
seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of  $1.00 per share.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Money Market Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TDAM Institutional Money Market Fund	TDAM Institutional Money Market Fund Institutional Class	TDAM Institutional Money Market Fund Institutional Service Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none

Annual Fund Operating Expenses TDAM Institutional Money Market Fund	TDAM Institutional Money Market Fund Institutional Class	TDAM Institutional Money Market Fund Institutional Service Class
Management Fees	0.10%	0.10%
Distribution (12b-1) Fees	none	none
Shareholder Servicing Fees	none	0.25%
All Other Expenses	0.15%	0.16%
Total Other Expenses	0.15%	0.41%
Total Annual Operating Expenses	0.25%	0.51%

Example
This Example is intended to help you compare the cost of investing in the
Institutional Money Market Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Institutional Money
Market Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TDAM Institutional Money Market Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TDAM Institutional Money Market Fund Institutional Class	26	80	141	318
TDAM Institutional Money Market Fund Institutional Service Class	52	164	285	640

Investment Strategies
The Institutional Money Market Fund is a money market fund. The Institutional
Money Market Fund invests in high quality money market securities that the
Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Institutional Money Market Fund invests in a broad spectrum of high quality
U.S. dollar-denominated money market instruments. The Institutional Money Market
Fund's investments may include obligations issued by, or guaranteed by, U.S. or foreign governments, their agencies or instrumentalities, bank obligations, and corporate debt obligations of U.S. and foreign issuers, as well as repurchase agreements and other money market instruments. The Institutional Money Market
Fund also invests in asset-backed securities and asset-backed commercial paper
(collectively, "asset-backed securities"). Such securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets.

Principal Risks
Interest Rate Risk  - The income from the Institutional Money Market Fund will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional
Money Market Fund to reinvest assets in lower yielding securities.

Asset-Backed Securities Risk  - The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs.

An investment in the Institutional Money Market Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the Institutional Money
Market Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table illustrate the risks of investing in the
Institutional Class of the Institutional Money Market Fund. The bar chart shows changes in the Institutional Class' performance from year to year. The returns for the Institutional Service Class of the Institutional Money Market Fund will vary from the returns of the Institutional Class as a result of differences in expenses applicable to each Class. The table below shows average annual total returns of each Class of the Institutional Money Market Fund. Of course, past performance is not necessarily an indication of how the Institutional Money
Market Fund will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

The bar chart shows
changes in the Institutional Class' performance from year to year.

ANNUAL TOTAL RETURN for the periods ended 12/31 each year

For the periods covered by the bar chart, the highest and lowest quarterly returns were 1.31% (for the quarter ended 09/30/07) and 0.01% (for the quarter ended 03/31/10), respectively.

The table below shows average annual total
returns of each Class of the Institutional Money Market Fund.

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10	[1]
Average Annual Total Returns TDAM Institutional Money Market Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TDAM Institutional Money Market Fund Institutional Class	0.07%	2.02%	Dec 18, 2006
TDAM Institutional Money Market Fund Institutional Service Class	0.05%	1.85%	Dec 18, 2006

[1]	As of 12/31/10, the 7-day yields for the Institutional Money Market Fund - Institutional Class and Institutional Service Class were 0.06% and 0.05%, respectively.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
TDAM Institutional Money Market Fund (First Prospectus Summary) | TDAM Institutional Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TDAM Institutional Money Market Fund SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The TDAM Institutional Money Market Fund (the "Institutional Money Market Fund")
seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Money Market Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Institutional Money Market Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Institutional Money
Market Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Institutional Money Market Fund is a money market fund. The Institutional
Money Market Fund invests in high quality money market securities that the
Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Institutional Money Market Fund invests in a broad spectrum of high quality
U.S. dollar-denominated money market instruments. The Institutional Money Market
Fund's investments may include obligations issued by, or guaranteed by, U.S. or foreign governments, their agencies or instrumentalities, bank obligations, and corporate debt obligations of U.S. and foreign issuers, as well as repurchase agreements and other money market instruments. The Institutional Money Market
Fund also invests in asset-backed securities and asset-backed commercial paper
(collectively, "asset-backed securities"). Such securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Interest Rate Risk  - The income from the Institutional Money Market Fund will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional
Money Market Fund to reinvest assets in lower yielding securities.

Asset-Backed Securities Risk  - The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs.

An investment in the Institutional Money Market Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the Institutional Money
Market Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Although the Institutional Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	An investment in the Institutional Money Market Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the
Institutional Class of the Institutional Money Market Fund. The bar chart shows changes in the Institutional Class' performance from year to year. The returns for the Institutional Service Class of the Institutional Money Market Fund will vary from the returns of the Institutional Class as a result of differences in expenses applicable to each Class. The table below shows average annual total returns of each Class of the Institutional Money Market Fund. Of course, past performance is not necessarily an indication of how the Institutional Money
Market Fund will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Institutional Class of the Institutional Money Market Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Institutional Money Market Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN for the periods ended 12/31 each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows
changes in the Institutional Class' performance from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
For the periods covered by the bar chart, the highest and lowest quarterly returns were 1.31% (for the quarter ended 09/30/07) and 0.01% (for the quarter ended 03/31/10), respectively.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows average annual total
returns of each Class of the Institutional Money Market Fund.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10	[1]
TDAM Institutional Money Market Fund (First Prospectus Summary) | TDAM Institutional Money Market Fund | TDAM Institutional Money Market Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.06%
TDAM Institutional Money Market Fund (First Prospectus Summary) | TDAM Institutional Money Market Fund | TDAM Institutional Money Market Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.05%
TDAM Institutional Money Market Fund | TDAM Institutional Money Market Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	26
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	80
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	141
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	318
Annual Return 2007	rr_AnnualReturn2007	5.21%
Annual Return 2008	rr_AnnualReturn2008	2.56%
Annual Return 2009	rr_AnnualReturn2009	0.20%
Annual Return 2010	rr_AnnualReturn2010	0.07%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2006
TDAM Institutional Money Market Fund | TDAM Institutional Money Market Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.51%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	52
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	285
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	640
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2006

[1]	As of 12/31/10, the 7-day yields for the Institutional Money Market Fund - Institutional Class and Institutional Service Class were 0.06% and 0.05%, respectively.

TDAM Institutional Municipal Money Market Fund (First Prospectus Summary) | TDAM Institutional Municipal Money Market Fund
TDAM Institutional Municipal Money Market Fund
Investment Objective
The TDAM Institutional Municipal Money Market Fund (the "Institutional Municipal
Fund") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of  $1.00 per share.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Municipal Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TDAM Institutional Municipal Money Market Fund	TDAM Institutional Municipal Money Market Fund Institutional Class	TDAM Institutional Municipal Money Market Fund Institutional Service Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none

Annual Fund Operating Expense (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TDAM Institutional Municipal Money Market Fund	TDAM Institutional Municipal Money Market Fund Institutional Class	TDAM Institutional Municipal Money Market Fund Institutional Service Class
Management Fees	0.10%	0.10%
Distribution (12b-1) Fees	none	none
Shareholder Servicing Fees	none	0.25%
All Other Expenses	0.31%	0.30%
Total Other Expenses	0.31%	0.55%
Total Annual Operating Expenses	0.41%	0.65%

Example
This Example is intended to help you compare the cost of investing in the
Institutional Municipal Fund with the cost of investing in other mutual funds.
The Example assumes that you invest  $10,000 in the Institutional Municipal Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TDAM Institutional Municipal Money Market Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TDAM Institutional Municipal Money Market Fund Institutional Class	42	132	230	518
TDAM Institutional Municipal Money Market Fund Institutional Service Class	66	208	362	810

Investment Strategies
The Institutional Municipal Fund is a money market fund. The Institutional
Municipal Fund invests in high quality money market securities that the
Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Institutional Municipal Fund invests primarily in a diversified portfolio of short-term, high quality, tax-exempt municipal obligations. The Institutional
Municipal Fund normally invests at least 80% of its total assets in obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities ("municipal securities"). The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax ("AMT").

Principal Risks
Interest Rate Risk  - The income from the Institutional Municipal Fund will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional
Municipal Fund to reinvest assets in lower yielding securities.

Tax Risk  - The Institutional Municipal Fund purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Neither the investment manager nor the Institutional Municipal Fund guarantee that this opinion is correct and there is no assurance that the
Internal Revenue Service (the "IRS") will agree with bond counsel's opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to Institutional Municipal Fund shareholders could be recharacterized as taxable.

An investment in the Institutional Municipal Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional Municipal Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance
Performance information for the Institutional Class and Institutional Service
Class of the Institutional Municipal Money Market Fund is not presented because each class has not been in operation for a full calendar year as of the date of this prospectus. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
TDAM Institutional Municipal Money Market Fund (First Prospectus Summary) | TDAM Institutional Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TDAM Institutional Municipal Money Market Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The TDAM Institutional Municipal Money Market Fund (the "Institutional Municipal
Fund") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Municipal Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expense (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Institutional Municipal Fund with the cost of investing in other mutual funds.
The Example assumes that you invest  $10,000 in the Institutional Municipal Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Institutional Municipal Fund is a money market fund. The Institutional
Municipal Fund invests in high quality money market securities that the
Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Institutional Municipal Fund invests primarily in a diversified portfolio of short-term, high quality, tax-exempt municipal obligations. The Institutional
Municipal Fund normally invests at least 80% of its total assets in obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities ("municipal securities"). The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax ("AMT").

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Interest Rate Risk  - The income from the Institutional Municipal Fund will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional
Municipal Fund to reinvest assets in lower yielding securities.

Tax Risk  - The Institutional Municipal Fund purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Neither the investment manager nor the Institutional Municipal Fund guarantee that this opinion is correct and there is no assurance that the
Internal Revenue Service (the "IRS") will agree with bond counsel's opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to Institutional Municipal Fund shareholders could be recharacterized as taxable.

An investment in the Institutional Municipal Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional Municipal Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Institutional Municipal Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Institutional Municipal Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information for the Institutional Class and Institutional Service
Class of the Institutional Municipal Money Market Fund is not presented because each class has not been in operation for a full calendar year as of the date of this prospectus. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

TDAM Institutional Municipal Money Market Fund | TDAM Institutional Municipal Money Market Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.41%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	42
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	132
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	230
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	518
TDAM Institutional Municipal Money Market Fund | TDAM Institutional Municipal Money Market Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Total Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	810

TDAM Institutional U.S. Government Fund (First Prospectus Summary) | TDAM Institutional U.S. Government Fund
TDAM Institutional U.S. Government Fund
Investment Objective
The TDAM Institutional U.S. Government Fund (the "Institutional U.S. Government
Fund") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of  $1.00 per share.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional U.S. Government Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TDAM Institutional U.S. Government Fund	TDAM Institutional U.S. Government Fund Institutional Class	TDAM Institutional U.S. Government Fund Institutional Service Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TDAM Institutional U.S. Government Fund	TDAM Institutional U.S. Government Fund Institutional Class	TDAM Institutional U.S. Government Fund Institutional Service Class
Management Fees	0.10%	0.10%
Distribution (12b-1) Fees	none	none
Shareholder Servicing Fees	none	0.25%
All Other Expenses	0.06%	0.06%
Total Other Expenses	0.06%	0.31%
Total Annual Operating Expenses	0.16%	0.41%

Example
This Example is intended to help you compare the cost of investing in the
Institutional U.S. Government Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Institutional U.S.
Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TDAM Institutional U.S. Government Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TDAM Institutional U.S. Government Fund Institutional Class	16	52	90	205
TDAM Institutional U.S. Government Fund Institutional Service Class	42	132	230	518

Investment Strategies
The Institutional U.S. Government Fund is a money market fund. The Institutional
U.S. Government Fund invests in high quality money market securities that the
Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Institutional U.S. Government Fund invests primarily in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by such obligations. The Institutional U.S. Government Fund normally invests at least
80% of its total assets in government securities.

Principal Risks
Interest Rate Risk  - The income from the Institutional U.S. Government Fund will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity. The Institutional U.S. Government
Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the Institutional U.S.
Government Fund may invest are backed by the full faith and credit of the U.S.
government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional U.S.
Government Fund to reinvest assets in lower yielding securities.

An investment in the Institutional U.S. Government Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the Institutional U.S.
Government Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table illustrate the risks of investing in the
Institutional Class of the Institutional U.S. Government Fund. The bar chart shows changes in the Institutional Class' performance from year to year. The returns for the Institutional Service Class of the Institutional U.S. Government
Fund will vary from the returns of the Institutional Class as a result of differences in expenses applicable to each Class. The table below shows average annual total returns of each Class of the Institutional U.S. Government Fund. Of course, past performance is not necessarily an indication of how a Fund will perform in the future. For updated performance information, please call (800)
669-3900 or visit www.tdamusa.com.

The bar chart
shows changes in the Institutional Class' performance from year to year.

ANNUAL TOTAL RETURN for the periods ended 12/31 each year

For the periods covered by the bar chart, the highest and lowest quarterly returns were 1.30% (for the quarter ended 9/30/07) and 0.01% (for the quarter ended 3/31/10), respectively.

The table below shows average
annual total returns of each Class of the Institutional U.S. Government Fund.

AVERAGE ANNUAL TOTAL RETURN as of 12/31/10	[1]
Average Annual Total Returns TDAM Institutional U.S. Government Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TDAM Institutional U.S. Government Fund Institutional Class	0.05%	1.90%	Dec 18, 2006
TDAM Institutional U.S. Government Fund Institutional Service Class	0.03%	1.75%	Dec 18, 2006

[1]	As of 12/31/10, the 7-day yields for the Institutional U.S. Government Fund - Institutional Class and Institutional Service Class were 0.03% and 0.03%, respectively.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
TDAM Institutional U.S. Government Fund (First Prospectus Summary) | TDAM Institutional U.S. Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TDAM Institutional U.S. Government Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The TDAM Institutional U.S. Government Fund (the "Institutional U.S. Government
Fund") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional U.S. Government Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Institutional U.S. Government Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Institutional U.S.
Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Institutional U.S. Government Fund is a money market fund. The Institutional
U.S. Government Fund invests in high quality money market securities that the
Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Institutional U.S. Government Fund invests primarily in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by such obligations. The Institutional U.S. Government Fund normally invests at least
80% of its total assets in government securities.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Interest Rate Risk  - The income from the Institutional U.S. Government Fund will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity. The Institutional U.S. Government
Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the Institutional U.S.
Government Fund may invest are backed by the full faith and credit of the U.S.
government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional U.S.
Government Fund to reinvest assets in lower yielding securities.

An investment in the Institutional U.S. Government Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the Institutional U.S.
Government Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Institutional U.S. Government Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Institutional U.S. Government Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the
Institutional Class of the Institutional U.S. Government Fund. The bar chart shows changes in the Institutional Class' performance from year to year. The returns for the Institutional Service Class of the Institutional U.S. Government
Fund will vary from the returns of the Institutional Class as a result of differences in expenses applicable to each Class. The table below shows average annual total returns of each Class of the Institutional U.S. Government Fund. Of course, past performance is not necessarily an indication of how a Fund will perform in the future. For updated performance information, please call (800)
669-3900 or visit www.tdamusa.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Institutional Class of the Institutional U.S. Government Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how a Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN for the periods ended 12/31 each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart
shows changes in the Institutional Class' performance from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
For the periods covered by the bar chart, the highest and lowest quarterly returns were 1.30% (for the quarter ended 9/30/07) and 0.01% (for the quarter ended 3/31/10), respectively.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows average
annual total returns of each Class of the Institutional U.S. Government Fund.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN as of 12/31/10	[1]
TDAM Institutional U.S. Government Fund (First Prospectus Summary) | TDAM Institutional U.S. Government Fund | TDAM Institutional U.S. Government Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.03%
TDAM Institutional U.S. Government Fund (First Prospectus Summary) | TDAM Institutional U.S. Government Fund | TDAM Institutional U.S. Government Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.03%
TDAM Institutional U.S. Government Fund | TDAM Institutional U.S. Government Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Total Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	16
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	52
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	90
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	205
Annual Return 2007	rr_AnnualReturn2007	5.12%
Annual Return 2008	rr_AnnualReturn2008	2.24%
Annual Return 2009	rr_AnnualReturn2009	0.14%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2006
TDAM Institutional U.S. Government Fund | TDAM Institutional U.S. Government Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.41%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	42
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	132
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	230
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	518
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2006

[1]	As of 12/31/10, the 7-day yields for the Institutional U.S. Government Fund - Institutional Class and Institutional Service Class were 0.03% and 0.03%, respectively.

TDAM Institutional Treasury Obligations Money Market Fund (First Prospectus Summary) | TDAM Institutional Treasury Obligations Money Market Fund
TDAM Institutional Treasury Obligations Money Market Fund
Investment Objective
The TDAM Institutional Treasury Obligations Money Market Fund (the
"Institutional Treasury Fund") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of
 $1.00 per share.

Fees and Expenses of the Fund
Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Treasury Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM Institutional Treasury Obligations Money Market Fund TDAM Institutional Treasury Obligations Money Market Fund Institutional Service Class
Maximum Sales Charge (Load) Imposed on Purchases	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM Institutional Treasury Obligations Money Market Fund TDAM Institutional Treasury Obligations Money Market Fund Institutional Service Class
Management Fees	0.10%
Distribution (12b-1) Fees	none
Shareholder Servicing Fees	0.25%
All Other Expenses	0.11%
Total Other Expenses	0.36%
Total Annual Operating Expenses	0.46%

Example
This Example is intended to help you compare the cost of investing in the
Institutional Treasury Fund with the cost of investing in other mutual funds.
The Example assumes that you invest  $10,000 in the Institutional Treasury Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TDAM Institutional Treasury Obligations Money Market Fund TDAM Institutional Treasury Obligations Money Market Fund Institutional Service Class	47	148	258	579

Investment Strategies
The Institutional Treasury Fund is a money market fund. The Institutional
Treasury Fund invests 100% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury obligations, repurchase agreements backed by such obligations and cash. This investment policy can be changed by the Institutional
Treasury Fund upon 60 days' notice to shareholders. In selecting investments for the Institutional Treasury Fund, the Investment Manager tries to increase income, without adding undue risk, by analyzing yields. The Investment Manager manages the maturity of the Fund and its portfolio to maximize the Institutional
Treasury Fund's yield based on current market interest rates and the Investment
Manager's outlook on the market, subject to the legal requirements applicable to money market funds. The Institutional Treasury Fund's Statement of Additional
Information ("SAI") contains more information about the investments and strategies described in this Prospectus.

Principal Risks
Income/Interest Rate Risk  - The income from the Institutional Treasury Fund will vary with changes in prevailing interest rates. The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuation as a result of changes in interest rates. Although the Institutional Treasury Fund's U.S. Treasury
securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Institutional Treasury Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional Treasury Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table illustrate the risks of investing in the
Institutional Service Class of the Institutional Treasury Fund. The bar chart shows changes in the Institutional Service Class' performance from year to year.
The table below shows average annual total returns of the Institutional Treasury
Fund. Of course, past performance is not necessarily an indication of how a Fund will perform in the future. For updated performance information, please call
(800) 669-3900 or visit www.tdamusa.com.

The bar chart
shows changes in the Institutional Service Class' performance from year to year.

ANNUAL TOTAL RETURN for the periods ended 12/31 each year

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.00% (for the quarter ended 12/31/10) and 0.00% (for the quarter ended 12/31/09), respectively.

The table below shows average annual total returns of the Institutional Treasury
Fund.

AVERAGE ANNUAL TOTAL RETURN for periods ended 12/31/10	[1]
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TDAM Institutional Treasury Obligations Money Market Fund TDAM Institutional Treasury Obligations Money Market Fund Institutional Service Class	0.01%	0.02%	Nov 3, 2008

[1]	As of 12/31/10, the 7-day yield for the Institutional Treasury Fund - Institutional Service Class was 0.01%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
TDAM Institutional Treasury Obligations Money Market Fund (First Prospectus Summary) | TDAM Institutional Treasury Obligations Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TDAM Institutional Treasury Obligations Money Market Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The TDAM Institutional Treasury Obligations Money Market Fund (the
"Institutional Treasury Fund") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of
 $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Treasury Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Institutional Treasury Fund with the cost of investing in other mutual funds.
The Example assumes that you invest  $10,000 in the Institutional Treasury Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Institutional Treasury Fund is a money market fund. The Institutional
Treasury Fund invests 100% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury obligations, repurchase agreements backed by such obligations and cash. This investment policy can be changed by the Institutional
Treasury Fund upon 60 days' notice to shareholders. In selecting investments for the Institutional Treasury Fund, the Investment Manager tries to increase income, without adding undue risk, by analyzing yields. The Investment Manager manages the maturity of the Fund and its portfolio to maximize the Institutional
Treasury Fund's yield based on current market interest rates and the Investment
Manager's outlook on the market, subject to the legal requirements applicable to money market funds. The Institutional Treasury Fund's Statement of Additional
Information ("SAI") contains more information about the investments and strategies described in this Prospectus.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Income/Interest Rate Risk  - The income from the Institutional Treasury Fund will vary with changes in prevailing interest rates. The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuation as a result of changes in interest rates. Although the Institutional Treasury Fund's U.S. Treasury
securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Institutional Treasury Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional Treasury Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Institutional Treasury Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Institutional Treasury Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the
Institutional Service Class of the Institutional Treasury Fund. The bar chart shows changes in the Institutional Service Class' performance from year to year.
The table below shows average annual total returns of the Institutional Treasury
Fund. Of course, past performance is not necessarily an indication of how a Fund will perform in the future. For updated performance information, please call
(800) 669-3900 or visit www.tdamusa.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Institutional Service Class of the Institutional Treasury Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how a Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN for the periods ended 12/31 each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart
shows changes in the Institutional Service Class' performance from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.00% (for the quarter ended 12/31/10) and 0.00% (for the quarter ended 12/31/09), respectively.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows average annual total returns of the Institutional Treasury
Fund.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for periods ended 12/31/10	[1]
TDAM Institutional Treasury Obligations Money Market Fund (First Prospectus Summary) | TDAM Institutional Treasury Obligations Money Market Fund | TDAM Institutional Treasury Obligations Money Market Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
TDAM Institutional Treasury Obligations Money Market Fund | TDAM Institutional Treasury Obligations Money Market Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.46%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	47
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	148
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	258
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	579
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2008

[1]	As of 12/31/10, the 7-day yield for the Institutional Treasury Fund - Institutional Service Class was 0.01%.

TDAM Institutional Money Market Fund (Second Prospectus Summary) | TDAM Institutional Money Market Fund
TDAM Institutional Money Market Fund SUMMARY
Investment Objective
The TDAM Institutional Money Market Fund (the "Institutional Money Market Fund")
seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of  $1.00 per share.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Money Market Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM Institutional Money Market Fund TDAM Institutional Money Market Fund Commercial Class
Maximum Sales Charge I(Load) Imposed on Purchases	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM Institutional Money Market Fund TDAM Institutional Money Market Fund Commercial Class
Management Fees	0.10%
Distribution (12b-1) Fees	0.40%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.11%
Total Other Expenses	0.36%
Total Annual Operating Expenses	0.86%

Example
This Example is intended to help you compare the cost of investing in the
Institutional Money Market Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Institutional Money
Market Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TDAM Institutional Money Market Fund TDAM Institutional Money Market Fund Commercial Class	88	274	477	1,061

Investment Strategies
The Institutional Money Market Fund is a money market fund. The Institutional
Money Market Fund invests in high quality money market securities that the
Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Institutional Money Market Fund invests in a broad spectrum of high quality
U.S. dollar-denominated money market instruments. The Institutional Money Market
Fund's investments may include obligations issued by, or guaranteed by, U.S. or foreign governments, their agencies or instrumentalities, bank obligations, and corporate debt obligations of U.S. and foreign issuers, as well as repurchase agreements and other money market instruments. The Institutional Money Market
Fund also invests in asset-backed securities and asset-backed commercial paper
(collectively, "asset-backed securities"). Such securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets.

Principal Risks
Interest Rate Risk  - The income from the Institutional Money Market Fund will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional
Money Market Fund to reinvest assets in lower yielding securities.

Asset-Backed Securities Risk  - The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs.

An investment in the Institutional Money Market Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the Institutional Money
Market Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table illustrate the risks of investing in the
Commercial Class of the Institutional Money Market Fund. The bar chart shows changes in the Commercial Class' performance from year to year. The table below shows average annual total returns of the Commercial Class of the Institutional
Money Market Fund. Of course, past performance is not necessarily an indication of how the Institutional Money Market Fund will perform in the future. For updated performance information, please call (800) 669-3900 or visit
www.tdamusa.com.

The bar chart shows
changes in the Commercial Class' performance from year to year.

ANNUAL TOTAL RETURN as of 12/31 each year

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.01% (for the quarter ended 06/30/10) and 0.01% (for the quarter ended 03/31/10), respectively.

The table below
shows average annual total returns of the Commercial Class of the Institutional
Money Market Fund

AVERAGE ANNUAL TOTAL RETURN as of 12/31/10	[1]
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TDAM Institutional Money Market Fund TDAM Institutional Money Market Fund Commercial Class	0.05%	0.05%	Nov 19, 2009

[1]	As of 12/31/10, the 7-day current yield for the Institutional Money Market Fund - Commercial Class was 0.05%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
TDAM Institutional Money Market Fund (Second Prospectus Summary) | TDAM Institutional Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TDAM Institutional Money Market Fund SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The TDAM Institutional Money Market Fund (the "Institutional Money Market Fund")
seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Money Market Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Institutional Money Market Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Institutional Money
Market Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Institutional Money Market Fund is a money market fund. The Institutional
Money Market Fund invests in high quality money market securities that the
Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Institutional Money Market Fund invests in a broad spectrum of high quality
U.S. dollar-denominated money market instruments. The Institutional Money Market
Fund's investments may include obligations issued by, or guaranteed by, U.S. or foreign governments, their agencies or instrumentalities, bank obligations, and corporate debt obligations of U.S. and foreign issuers, as well as repurchase agreements and other money market instruments. The Institutional Money Market
Fund also invests in asset-backed securities and asset-backed commercial paper
(collectively, "asset-backed securities"). Such securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Interest Rate Risk  - The income from the Institutional Money Market Fund will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional
Money Market Fund to reinvest assets in lower yielding securities.

Asset-Backed Securities Risk  - The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs.

An investment in the Institutional Money Market Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the Institutional Money
Market Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Institutional Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Institutional Money Market Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the
Commercial Class of the Institutional Money Market Fund. The bar chart shows changes in the Commercial Class' performance from year to year. The table below shows average annual total returns of the Commercial Class of the Institutional
Money Market Fund. Of course, past performance is not necessarily an indication of how the Institutional Money Market Fund will perform in the future. For updated performance information, please call (800) 669-3900 or visit
www.tdamusa.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Commercial Class of the Institutional Money Market Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Institutional Money Market Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN as of 12/31 each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows
changes in the Commercial Class' performance from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.01% (for the quarter ended 06/30/10) and 0.01% (for the quarter ended 03/31/10), respectively.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below
shows average annual total returns of the Commercial Class of the Institutional
Money Market Fund

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN as of 12/31/10	[1]
TDAM Institutional Money Market Fund (Second Prospectus Summary) | TDAM Institutional Money Market Fund | TDAM Institutional Money Market Fund Commercial Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.05%
TDAM Institutional Money Market Fund | TDAM Institutional Money Market Fund Commercial Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge I(Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Annual Return 2010	rr_AnnualReturn2010	0.05%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 19, 2009

[1]	As of 12/31/10, the 7-day current yield for the Institutional Money Market Fund - Commercial Class was 0.05%.

TDAM Institutional Municipal Money Market Fund (Second Prospectus Summary) | TDAM Institutional Municipal Money Market Fund
TDAM Institutional Municipal Money Market Fund
Investment Objective
The TDAM Institutional Municipal Money Market Fund (the "Institutional Municipal
Fund") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of  $1.00 per share.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Municipal Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM Institutional Municipal Money Market Fund TDAM Institutional Municipal Money Market Fund Commercial Class
Maximum Sales Charge (Load) Imposed on Purchases	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM Institutional Municipal Money Market Fund TDAM Institutional Municipal Money Market Fund Commercial Class
Management Fees	0.10%
Distribution (12b-1) Fees	0.40%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.97%
Total Other Expenses	1.22%
Total Annual Operating Expenses	1.72%

Example
This Example is intended to help you compare the cost of investing in the
Institutional Municipal Fund with the cost of investing in other mutual funds.
The Example assumes that you invest  $10,000 in the Institutional Municipal Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TDAM Institutional Municipal Money Market Fund TDAM Institutional Municipal Money Market Fund Commercial Class	175	542	933	2,030

Investment Strategies
The Institutional Municipal Fund is a money market fund. The Institutional
Municipal Fund invests in high quality money market securities that the
Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Institutional Municipal Fund invests primarily in a diversified portfolio of short-term, high quality, tax-exempt municipal obligations. The Institutional
Municipal Fund normally invests at least 80% of its total assets in obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities ("municipal securities"). The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax ("AMT").

Principal Risks
Interest Rate Risk  - The income from the Institutional Municipal Fund will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional
Municipal Fund to reinvest assets in lower yielding securities.

An investment in the Institutional Municipal Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional Municipal Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table illustrate the risks of investing in the
Commercial Class of the Institutional Municipal Money Market Fund. The bar chart shows changes in the Commercial Class' performance from year to year. The table below shows average annual total returns of the Commercial Class of the
Institutional Municipal Money Market Fund. Of course, past performance is not necessarily an indication of how the Institutional Money Market Fund will perform in the future. For updated performance information, please call (800)
669-3900 or visit www.tdamusa.com.

The bar chart
shows changes in the Commercial Class' performance from year to year.

ANNUAL TOTAL RETURN as of 12/31 each year

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.02%(2) (for the quarter ended 12/31/10) and 0.00% (for the quarter ended 6/30/10), respectively.

AVERAGE ANNUAL TOTAL RETURN as of 12/31/10	[1]
Average Annual Total Returns		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception
TDAM Institutional Municipal Money Market Fund TDAM Institutional Municipal Money Market Fund Commercial Class	[1]	0.03%	0.03%
[1]	Returns exclude the impact of an expense reversal and related special distribution on October 28, 2010.

[1]	As of 12/31/10, the 7-day current yield for the Institutional Municipal Money Market Fund was 0.18%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
TDAM Institutional Municipal Money Market Fund (Second Prospectus Summary) | TDAM Institutional Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TDAM Institutional Municipal Money Market Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The TDAM Institutional Municipal Money Market Fund (the "Institutional Municipal
Fund") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Municipal Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Institutional Municipal Fund with the cost of investing in other mutual funds.
The Example assumes that you invest  $10,000 in the Institutional Municipal Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Institutional Municipal Fund is a money market fund. The Institutional
Municipal Fund invests in high quality money market securities that the
Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Institutional Municipal Fund invests primarily in a diversified portfolio of short-term, high quality, tax-exempt municipal obligations. The Institutional
Municipal Fund normally invests at least 80% of its total assets in obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities ("municipal securities"). The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax ("AMT").

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Interest Rate Risk  - The income from the Institutional Municipal Fund will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional
Municipal Fund to reinvest assets in lower yielding securities.

An investment in the Institutional Municipal Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional Municipal Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Institutional Municipal Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Institutional Municipal Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the
Commercial Class of the Institutional Municipal Money Market Fund. The bar chart shows changes in the Commercial Class' performance from year to year. The table below shows average annual total returns of the Commercial Class of the
Institutional Municipal Money Market Fund. Of course, past performance is not necessarily an indication of how the Institutional Money Market Fund will perform in the future. For updated performance information, please call (800)
669-3900 or visit www.tdamusa.com.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Institutional Money Market Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN as of 12/31 each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart
shows changes in the Commercial Class' performance from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.02%(2) (for the quarter ended 12/31/10) and 0.00% (for the quarter ended 6/30/10), respectively.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN as of 12/31/10	[1]
TDAM Institutional Municipal Money Market Fund (Second Prospectus Summary) | TDAM Institutional Municipal Money Market Fund | TDAM Institutional Municipal Money Market Fund Commercial Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.18%
TDAM Institutional Municipal Money Market Fund | TDAM Institutional Municipal Money Market Fund Commercial Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.97%
Total Other Expenses	rr_OtherExpensesOverAssets	1.22%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.72%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	175
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,030
Annual Return 2010	rr_AnnualReturn2010	0.03%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.03%	[2]

[1]	As of 12/31/10, the 7-day current yield for the Institutional Municipal Money Market Fund was 0.18%.
[2]	Returns exclude the impact of an expense reversal and related special distribution on October 28, 2010.

TDAM Institutional U.S. Government Fund (Second Prospectus Summary) | TDAM Institutional U.S. Government Fund
TDAM Institutional U.S. Government Fund
Investment Objective
The TDAM Institutional U.S. Government Fund (the "Institutional U.S. Government
Fund") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of  $1.00 per share.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional U.S. Government Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM Institutional U.S. Government Fund TDAM Institutional U.S. Government Fund Commercial Class
Maximum Sales Charge (Load) Imposed on Purchases	none

Annual Fund Operating Expense (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM Institutional U.S. Government Fund TDAM Institutional U.S. Government Fund Commercial Class
Management Fees	0.10%
Distribution (12b-1) Fees	0.40%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.06%
Total Other Expenses	0.31%
Total Annual Operating Expenses	0.81%

Example
This Example is intended to help you compare the cost of investing in the
Institutional U.S. Government Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Institutional U.S.
Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TDAM Institutional U.S. Government Fund TDAM Institutional U.S. Government Fund Commercial Class	83	259	450	1,002

Investment Strategies
The Institutional U.S. Government Fund is a money market fund. The Institutional
U.S. Government Fund invests in high quality money market securities that the
Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Institutional U.S. Government Fund invests primarily in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by such obligations. The Institutional U.S. Government Fund normally invests at least
80% of its total assets in government securities.

Principal Risks
Interest Rate Risk  - The income from the Institutional U.S. Government Fund will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the Institutional U.S. Government Fund may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional U.S.
Government Fund to reinvest assets in lower yielding securities.

An investment in the Institutional U.S. Government Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the Institutional U.S.
Government Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table illustrate the risks of investing in the
Commercial Class of the Institutional U.S. Government Fund. The bar chart shows changes in the Commercial Class' performance from year to year. The table below shows average annual total returns of the Commercial Class of the Institutional
U.S. Government Fund. Of course, past performance is not necessarily an indication of how a Fund will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

The bar chart shows
changes in the Commercial Class' performance from year to year.

ANNUAL TOTAL RETURN as of 12/31 each year

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.01% (for the quarter ended 06/30/10) and 0.00% (for the quarter ended 03/31/09), respectively.

The table below shows average annual total returns of the Commercial Class of the Institutional U.S. Government Fund.

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10	[1]
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TDAM Institutional U.S. Government Fund TDAM Institutional U.S. Government Fund Commercial Class	0.03%	0.05%	Nov 14, 2008

[1]	As of 12/31/10, the 7-day current yield for the Institutional U.S. Government Fund - Commercial Class was 0.03%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
TDAM Institutional U.S. Government Fund (Second Prospectus Summary) | TDAM Institutional U.S. Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TDAM Institutional U.S. Government Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The TDAM Institutional U.S. Government Fund (the "Institutional U.S. Government
Fund") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional U.S. Government Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expense (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Institutional U.S. Government Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Institutional U.S.
Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Institutional U.S. Government Fund is a money market fund. The Institutional
U.S. Government Fund invests in high quality money market securities that the
Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Institutional U.S. Government Fund invests primarily in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by such obligations. The Institutional U.S. Government Fund normally invests at least
80% of its total assets in government securities.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Interest Rate Risk  - The income from the Institutional U.S. Government Fund will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the Institutional U.S. Government Fund may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional U.S.
Government Fund to reinvest assets in lower yielding securities.

An investment in the Institutional U.S. Government Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the Institutional U.S.
Government Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Institutional U.S. Government Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Institutional U.S. Government Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the
Commercial Class of the Institutional U.S. Government Fund. The bar chart shows changes in the Commercial Class' performance from year to year. The table below shows average annual total returns of the Commercial Class of the Institutional
U.S. Government Fund. Of course, past performance is not necessarily an indication of how a Fund will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Commercial Class of the Institutional U.S. Government Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how a Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN as of 12/31 each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows
changes in the Commercial Class' performance from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.01% (for the quarter ended 06/30/10) and 0.00% (for the quarter ended 03/31/09), respectively.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows average annual total returns of the Commercial Class of the Institutional U.S. Government Fund.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10	[1]
TDAM Institutional U.S. Government Fund (Second Prospectus Summary) | TDAM Institutional U.S. Government Fund | TDAM Institutional U.S. Government Fund Commercial Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.03%
TDAM Institutional U.S. Government Fund | TDAM Institutional U.S. Government Fund Commercial Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
Annual Return 2009	rr_AnnualReturn2009	0.02%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 14, 2008

[1]	As of 12/31/10, the 7-day current yield for the Institutional U.S. Government Fund - Commercial Class was 0.03%.

TDAM Institutional Treasury Obligations Money Market Fund (Second Prospectus Summary) | TDAM Institutional Treasury Obligations Money Market Fund
TDAM Institutional Treasury Obligations Money Market Fund
Investment Objective
The TDAM Institutional Treasury Fund (the "Institutional Treasury Fund") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of  $1.00 per share.

Fees and Expenses of the Fund
Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Treasury Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM Institutional Treasury Obligations Money Market Fund TDAM Institutional Treasury Obligations Money Market Fund Commercial Class
Maximum Sales Charge (Load) Imposed on Purchases	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses	TDAM Institutional Treasury Obligations Money Market Fund TDAM Institutional Treasury Obligations Money Market Fund Commercial Class
Management Fees	0.10%
Distribution (12b-1) Fees	0.50%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.11%
Total Other Expenses	0.36%
Total Annual Operating Expenses	0.96%

Example
This Example is intended to help you compare the cost of investing in the
Institutional Treasury Fund with the cost of investing in other mutual funds.
The Example assumes that you invest  $10,000 in the Institutional Treasury Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TDAM Institutional Treasury Obligations Money Market Fund TDAM Institutional Treasury Obligations Money Market Fund Commercial Class	98	306	531	1,178

Investment Strategies
The Institutional Treasury Fund is a money market fund. The Institutional
Treasury Fund invests 100% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury obligations, repurchase agreements backed by such obligations and cash. This investment policy can be changed by the Institutional
Treasury Fund upon 60 days' notice to shareholders. In selecting investments for the Institutional Treasury Fund, the Investment Manager tries to increase income, without adding undue risk, by analyzing yields. The Investment Manager manages the maturity of the Fund and its portfolio to maximize the Institutional
Treasury Fund's yield based on current market interest rates and the Investment
Manager's outlook on the market, subject to the legal requirements applicable to money market funds. The Institutional Treasury Fund's Statement of Additional
Information ("SAI") contains more information about the investments and strategies described in this Prospectus.

Principal Risks
Income/Interest Rate Risk  - The income from the Institutional Treasury Fund will vary with changes in prevailing interest rates. The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuation as a result of changes in interest rates. Although the Institutional Treasury Fund's U.S. Treasury
securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Institutional Treasury Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional Treasury Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table illustrate the risks of investing in the
Commercial Class of the Institutional Treasury Fund. The bar chart shows changes in the Commercial Class' performance from year to year. The table below shows average annual total returns of the Institutional Treasury Fund. Of course, past performance is not necessarily an indication of how a Fund will perform in the future. For updated performance information, please call (800) 669-3900 or visit
www.tdamusa.com.

The bar chart shows changes
in the Commercial Class' performance from year to year.

ANNUAL TOTAL RETURN as of 12/31 each year

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.00% (for the quarter ended  12/31/10) and 0.00% (for the quarter ended 03/31/09), respectively.

The table below shows
average annual total returns of the Institutional Treasury Fund.

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10	[1]
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TDAM Institutional Treasury Obligations Money Market Fund TDAM Institutional Treasury Obligations Money Market Fund Commercial Class	0.01%	0.01%	Nov 14, 2008

[1]	As of 12/31/10, the 7-day current yield for the Institutional Treasury Fund - Commercial Class was 0.01%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
TDAM Institutional Treasury Obligations Money Market Fund (Second Prospectus Summary) | TDAM Institutional Treasury Obligations Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TDAM Institutional Treasury Obligations Money Market Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The TDAM Institutional Treasury Fund (the "Institutional Treasury Fund") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Treasury Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Institutional Treasury Fund with the cost of investing in other mutual funds.
The Example assumes that you invest  $10,000 in the Institutional Treasury Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Institutional Treasury Fund is a money market fund. The Institutional
Treasury Fund invests 100% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury obligations, repurchase agreements backed by such obligations and cash. This investment policy can be changed by the Institutional
Treasury Fund upon 60 days' notice to shareholders. In selecting investments for the Institutional Treasury Fund, the Investment Manager tries to increase income, without adding undue risk, by analyzing yields. The Investment Manager manages the maturity of the Fund and its portfolio to maximize the Institutional
Treasury Fund's yield based on current market interest rates and the Investment
Manager's outlook on the market, subject to the legal requirements applicable to money market funds. The Institutional Treasury Fund's Statement of Additional
Information ("SAI") contains more information about the investments and strategies described in this Prospectus.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Income/Interest Rate Risk  - The income from the Institutional Treasury Fund will vary with changes in prevailing interest rates. The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuation as a result of changes in interest rates. Although the Institutional Treasury Fund's U.S. Treasury
securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Institutional Treasury Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional Treasury Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Institutional Treasury Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Institutional Treasury Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the
Commercial Class of the Institutional Treasury Fund. The bar chart shows changes in the Commercial Class' performance from year to year. The table below shows average annual total returns of the Institutional Treasury Fund. Of course, past performance is not necessarily an indication of how a Fund will perform in the future. For updated performance information, please call (800) 669-3900 or visit
www.tdamusa.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Commercial Class of the Institutional Treasury Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how a Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN as of 12/31 each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes
in the Commercial Class' performance from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.00% (for the quarter ended  12/31/10) and 0.00% (for the quarter ended 03/31/09), respectively.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows
average annual total returns of the Institutional Treasury Fund.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10	[1]
TDAM Institutional Treasury Obligations Money Market Fund (Second Prospectus Summary) | TDAM Institutional Treasury Obligations Money Market Fund | TDAM Institutional Treasury Obligations Money Market Fund Commercial Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
TDAM Institutional Treasury Obligations Money Market Fund | TDAM Institutional Treasury Obligations Money Market Fund Commercial Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 14, 2008

[1]	As of 12/31/10, the 7-day current yield for the Institutional Treasury Fund - Commercial Class was 0.01%

TDAM Short-Term Investment Fund (Prospectus Summary) | TDAM Short-Term Investment Fund
TDAM Short-Term Investment Fund SUMMARY
Investment Objective
The TDAM Short-Term Investment Fund (the "Short-Term Investment Fund") seeks to provide a high level of income consistent with the preservation of capital and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Investment Fund.

Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees	TDAM Short-Term Investment Fund
Maximum Sales Charge (Load) Imposed on Purchases	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM Short-Term Investment Fund
Management Fees	0.20%
Distribution (12b-1) Fees	none
Other Expenses	1.59%
Total Annual Operating Expenses	1.79%

Example
This Example is intended to help you compare the cost of investing in the
Short-Term Investment Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Short-Term Investment Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TDAM Short-Term Investment Fund	182	563	970	2,105

Portfolio Turnover
The Short-Term Investment Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Short-Term Investment Fund shares are held in a taxable account.
These costs, which are not reflected in Annual Fund Operating Expenses or in the
Example, affect the Short-Term Investment Fund's performance. During the most recent fiscal year, the Short-Term Investment Fund's portfolio turnover rate was
530% of the average value of its portfolio.

Investment Strategies
Under normal circumstances, the Short-Term Investment Fund invests at least 80%
of its assets in investment-grade debt securities (debt securities rated in one of the four highest ratings categories by a nationally recognized statistical rating organization). An unrated debt security may be treated as investment-grade if warranted by the Investment Manager's analysis. For purposes of this policy, investment-grade debt securities will include all fixed-income securities (both fixed and floating-rate securities), special purpose entities
(such as asset-backed or mortgage-backed security issuers), money market securities and repurchase agreements. In addition, under normal circumstances, the Investment Manager will maintain an average dollar-weighted maturity for the
Short-Term Investment Fund of one year or less for securities which the
Short-Term Investment Fund holds.

The Investment Manager will allocate the Short-Term Investment Fund's assets across different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity. The Short-Term Investment Fund may sell securities for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

In selecting investments for the Short-Term Investment Fund, the Investment
Manager will analyze a security's structural features and current price, trading opportunities and the credit quality of the issuer.

Principal Risks
If the Investment Manager's strategies do not work as intended, the Short-Term
Investment Fund may not achieve its investment objective.

Investment Risk  - You could lose money on your investment in the Short-Term
Investment Fund, or the Short-Term Investment Fund could underperform other investments.

Interest Rate Risk  - Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise. Interest rate risk is the risk that the Short-Term Investment Fund's fixed-income securities will decline in value because of increases in market interest rates.

Credit Risk  - Fixed income investments, such as bonds, involve credit risk.
This is the risk that the issuer or credit enhancer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the debt instrument. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness also may affect the value of the Short-Term Investment Fund's investment in that issuer.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Short-Term
Investment Fund to reinvest its assets in lower yielding securities.

Mortgage-Backed Securities Risk  - The value of the Short-Term Investment Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise.
If the underlying mortgages are paid off sooner than expected, the Short-Term
Investment Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

Asset-Backed Securities Risk  - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Short-Term Investment Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

An investment in the Short-Term Investment Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.

Performance
The following bar chart and table illustrate the risks of investing in the
Short-Term Investment Fund. The bar chart shows changes in the Fund's performance from year to year. The table below shows average annual total returns of the Short-Term Investment Fund and shows how these returns compare with the returns of a broad-based security index and a blended benchmark index which consists 50% of the Citigroup 1-year Treasury Bill Index and 50% of the
Citigroup 6-Month Treasury Bill Index. The Fund has changed its benchmark index from the Citigroup 3-Month Treasury Bill Index to the Citigroup 1-year Treasury
Bill Index, which consists of a single 1-year Treasury Bill whose return is tracked until its maturity. The Investment Manager believes that the new benchmark index better represents the market targeted by the Short-Term
Investment Fund. Of course, past performance is not necessarily an indication of how the Short-Term Investment Fund will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

The bar chart shows changes in the Fund's performance from year to year.

ANNUAL TOTAL RETURN as of 12/31 each year

For the period covered by the bar chart, the highest and lowest quarterly returns were 1.26% (for the quarter ended  06/30/07) and - 0.81% (for the quarter ended 09/30/08), respectively.

The table below shows average annual total
returns of the Short-Term Investment Fund and shows how these returns compare with the returns of a broad-based security index and a blended benchmark index which consists 50% of the Citigroup 1-year Treasury Bill Index and 50% of the
Citigroup 6-Month Treasury Bill Index. The Fund has changed its benchmark index from the Citigroup 3-Month Treasury Bill Index to the Citigroup 1-year Treasury
Bill Index, which consists of a single 1-year Treasury Bill whose return is tracked until its maturity. The Investment Manager believes that the new benchmark index better represents the market targeted by the Short-Term
Investment Fund.

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TDAM Short-Term Investment Fund	Short-Term Investment Fund Return Before Taxes	0.48%	1.75%	Dec 18, 2006	[1]
TDAM Short-Term Investment Fund After Taxes on Distributions	Short-Term Investment Fund Return After Taxes on Distributions	0.42%	1.03%	Dec 18, 2006	[1]
TDAM Short-Term Investment Fund After Taxes on Distributions and Sales	Short-Term Investment Fund Return After Taxes on Distributions And Sale of Fund Shares	0.31%	1.07%	Dec 18, 2006	[1]
TDAM Short-Term Investment Fund Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees or expenses)	0.13%	1.69%	Dec 18, 2006	[1]
TDAM Short-Term Investment Fund Citigroup 1-Year Treasury Bill Index	Citigroup 1-Year Treasury Bill Index (reflects no deduction for fees or expenses)	0.73%	3.01%	Dec 18, 2006	[1]
[1]	Index returns provided from December 31, 2006.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
TDAM Short-Term Investment Fund (Prospectus Summary) | TDAM Short-Term Investment Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TDAM Short-Term Investment Fund SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The TDAM Short-Term Investment Fund (the "Short-Term Investment Fund") seeks to provide a high level of income consistent with the preservation of capital and liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Investment Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Short-Term Investment Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Short-Term Investment Fund shares are held in a taxable account.
These costs, which are not reflected in Annual Fund Operating Expenses or in the
Example, affect the Short-Term Investment Fund's performance. During the most recent fiscal year, the Short-Term Investment Fund's portfolio turnover rate was
530% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	530.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Short-Term Investment Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Short-Term Investment Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Short-Term Investment Fund invests at least 80%
of its assets in investment-grade debt securities (debt securities rated in one of the four highest ratings categories by a nationally recognized statistical rating organization). An unrated debt security may be treated as investment-grade if warranted by the Investment Manager's analysis. For purposes of this policy, investment-grade debt securities will include all fixed-income securities (both fixed and floating-rate securities), special purpose entities
(such as asset-backed or mortgage-backed security issuers), money market securities and repurchase agreements. In addition, under normal circumstances, the Investment Manager will maintain an average dollar-weighted maturity for the
Short-Term Investment Fund of one year or less for securities which the
Short-Term Investment Fund holds.

The Investment Manager will allocate the Short-Term Investment Fund's assets across different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity. The Short-Term Investment Fund may sell securities for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

In selecting investments for the Short-Term Investment Fund, the Investment
Manager will analyze a security's structural features and current price, trading opportunities and the credit quality of the issuer.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
If the Investment Manager's strategies do not work as intended, the Short-Term
Investment Fund may not achieve its investment objective.

Investment Risk  - You could lose money on your investment in the Short-Term
Investment Fund, or the Short-Term Investment Fund could underperform other investments.

Interest Rate Risk  - Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise. Interest rate risk is the risk that the Short-Term Investment Fund's fixed-income securities will decline in value because of increases in market interest rates.

Credit Risk  - Fixed income investments, such as bonds, involve credit risk.
This is the risk that the issuer or credit enhancer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the debt instrument. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness also may affect the value of the Short-Term Investment Fund's investment in that issuer.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Short-Term
Investment Fund to reinvest its assets in lower yielding securities.

Mortgage-Backed Securities Risk  - The value of the Short-Term Investment Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise.
If the underlying mortgages are paid off sooner than expected, the Short-Term
Investment Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

Asset-Backed Securities Risk  - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Short-Term Investment Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

An investment in the Short-Term Investment Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Short-Term Investment Fund, or the Short-Term Investment Fund could underperform other investments.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Short-Term Investment Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the
Short-Term Investment Fund. The bar chart shows changes in the Fund's performance from year to year. The table below shows average annual total returns of the Short-Term Investment Fund and shows how these returns compare with the returns of a broad-based security index and a blended benchmark index which consists 50% of the Citigroup 1-year Treasury Bill Index and 50% of the
Citigroup 6-Month Treasury Bill Index. The Fund has changed its benchmark index from the Citigroup 3-Month Treasury Bill Index to the Citigroup 1-year Treasury
Bill Index, which consists of a single 1-year Treasury Bill whose return is tracked until its maturity. The Investment Manager believes that the new benchmark index better represents the market targeted by the Short-Term
Investment Fund. Of course, past performance is not necessarily an indication of how the Short-Term Investment Fund will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Short-Term Investment Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The table below shows average annual total returns of the Short-Term Investment Fund and shows how these returns compare with the returns of a broad-based security index and a blended benchmark index which consists 50% of the Citigroup 1-year Treasury Bill Index and 50% of the Citigroup 6-Month Treasury Bill Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Short-Term Investment Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN as of 12/31 each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
For the period covered by the bar chart, the highest and lowest quarterly returns were 1.26% (for the quarter ended  06/30/07) and - 0.81% (for the quarter ended 09/30/08), respectively.

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has changed its benchmark index from the Citigroup 3-Month Treasury Bill Index to the Citigroup 1-year Treasury Bill Index, which consists of a single 1-year Treasury Bill whose return is tracked until its maturity. The Investment Manager believes that the new benchmark index better represents the market targeted by the Short-Term Investment Fund.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows average annual total
returns of the Short-Term Investment Fund and shows how these returns compare with the returns of a broad-based security index and a blended benchmark index which consists 50% of the Citigroup 1-year Treasury Bill Index and 50% of the
Citigroup 6-Month Treasury Bill Index. The Fund has changed its benchmark index from the Citigroup 3-Month Treasury Bill Index to the Citigroup 1-year Treasury
Bill Index, which consists of a single 1-year Treasury Bill whose return is tracked until its maturity. The Investment Manager believes that the new benchmark index better represents the market targeted by the Short-Term
Investment Fund.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10
TDAM Short-Term Investment Fund (Prospectus Summary) | TDAM Short-Term Investment Fund | TDAM Short-Term Investment Fund
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.81%)
TDAM Short-Term Investment Fund | Citigroup 3-Month Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2006	[1]
TDAM Short-Term Investment Fund | Citigroup 1-Year Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup 1-Year Treasury Bill Index (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2006	[1]
TDAM Short-Term Investment Fund | TDAM Short-Term Investment Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.59%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	182
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	563
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	970
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,105
Annual Return 2007	rr_AnnualReturn2007	4.92%
Annual Return 2008	rr_AnnualReturn2008	1.31%
Annual Return 2009	rr_AnnualReturn2009	0.24%
Annual Return 2010	rr_AnnualReturn2010	0.48%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Short-Term Investment Fund Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2006	[1]
TDAM Short-Term Investment Fund | TDAM Short-Term Investment Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Short-Term Investment Fund Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2006	[1]
TDAM Short-Term Investment Fund | TDAM Short-Term Investment Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Short-Term Investment Fund Return After Taxes on Distributions And Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2006	[1]

[1]	Index returns provided from December 31, 2006.

TDAM Short-Term Bond Fund (Prospectus Summary) | TDAM Short-Term Bond Fund
TDAM Short-Term Bond Fund
Investment Objective
The TDAM Short-Term Bond Fund (the "Short-Term Bond Fund") seeks to provide a high level of income consistent with the preservation of capital and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Fund.

Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees	TDAM Short-Term Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM Short-Term Bond Fund
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.37%
Total Annual Operating Expenses	0.62%

Example
This Example is intended to help you compare the cost of investing in the
Short-Term Bond Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Short-Term Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TDAM Short-Term Bond Fund	63	199	346	774

Portfolio Turnover
The Short-Term Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Short-Term Bond Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the
Example, affect the Short-Term Bond Fund's performance. During the most recent fiscal year, the Short-Term Bond Fund's portfolio turnover rate was 83% of the average value of its portfolio.

Investment Strategies
Under normal circumstances, the Short-Term Bond Fund invests at least 80% of its assets in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment-grade debt obligations
(debt obligations rated in one of the four highest ratings categories by a nationally recognized statistical rating organization) of banks and corporations. An unrated debt obligation may be treated as investment-grade if warranted by the Investment Manager's analysis. In addition, under normal circumstances, the Investment Manager will maintain an average dollar-weighted maturity for the Short-Term Bond Fund of 3 years or less for securities which the Short-Term Bond Fund holds.

The Investment Manager will allocate the Short-Term Bond Fund's assets across different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

In selecting investments for the Short-Term Bond Fund, the Investment Manager
will analyze a security's structural features and current price, trading opportunities and the credit quality of the issuer. The Short-Term Bond Fund may invest in mortgage-backed and asset-backed securities. The Short-Term Bond Fund may sell securities for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

In managing the Short-Term Bond Fund, the Investment Manager will use a proprietary investment philosophy, which places a strong emphasis on fundamental credit research. Pursuant to this philosophy, the Investment Manager will invest the assets of the Short-Term Bond Fund in securities that have a lower average credit quality than its benchmark index, the Merrill Lynch 1 - 3 Year Treasury
Index, because such investments provide sufficient incremental income to justify their additional risk. The Investment Manager will also seek to minimize deviations from the average duration of the Short-Term Bond Fund's benchmark index, consistent with the belief that interest rate speculation is not appropriate for a long-term investment philosophy. In addition, the Investment
Manager will seek to enhance returns by taking advantage of yield differentials among securities.

Principal Risks
If the Investment Manager's strategies do not work as intended, the Short-Term
Bond Fund may not achieve its investment objective.

Investment Risk  - You could lose money on your investment in the Short-Term
Bond Fund, or the Short-Term Bond Fund could underperform other investments.

Interest Rate Risk  - Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise. Interest rate risk is the risk that the Short-Term Bond Fund's fixed-income securities will decline in value because of increases in market interest rates.

Credit Risk  - Fixed income investments, such as bonds, involve credit risk.
This is the risk that the issuer or credit enhancer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the debt instrument. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness also may affect the value of the Short-Term Bond Fund's investment in that issuer.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Short-Term Bond
Fund to reinvest its assets in lower yielding securities.

Mortgage-Backed Securities Risk  - The value of the Short-Term Bond Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise.
If the underlying mortgages are paid off sooner than expected, the Short-Term
Bond Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

Asset-Backed Securities Risk  - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Short-Term Bond Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

An investment in the Short-Term Bond Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.

Performance
The following bar chart and table illustrate the risks of investing in the
Short-Term Bond Fund. The bar chart shows changes in the Fund's performance from year to year. The table below shows average annual total returns of the
Short-Term Bond Fund. Of course, past performance is not necessarily an indication of how the Short-Term Bond Fund will perform in the future. For updated performance information, please call (800) 669-3900 or visit
www.tdamusa.com.

The bar chart shows changes in the Fund's performance from
year to year.

ANNUAL TOTAL RETURN as of 12/31 each year

For the period covered by the bar chart, the highest and lowest quarterly returns were 2.96% (for the quarter ended 12/31/08) and -0.50% (for the quarter ended 6/30/08), respectively.

The table below shows average annual total returns of the
Short-Term Bond Fund.

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TDAM Short-Term Bond Fund	Short-Term Bond Fund Return Before Taxes	2.47%	4.03%	Dec 18, 2006	[1]
TDAM Short-Term Bond Fund After Taxes on Distributions	Short-Term Bond Fund Return After Taxes on Distributions	1.81%	2.81%	Dec 18, 2006	[1]
TDAM Short-Term Bond Fund After Taxes on Distributions and Sales	Short-Term Bond Fund Return After Taxes on Distributions And Sale of Fund Shares	1.63%	2.73%	Dec 18, 2006	[1]
TDAM Short-Term Bond Fund Bank of America Merrill Lynch 1 - 3 Year Treasury Index	Bank of America Merrill Lynch 1 - 3 Year Treasury Index (reflects no deduction for fees or expenses)	2.35%	4.23%	Dec 18, 2006	[1]
[1]	Index returns provided from December 31, 2006.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
TDAM Short-Term Bond Fund (Prospectus Summary) | TDAM Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TDAM Short-Term Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The TDAM Short-Term Bond Fund (the "Short-Term Bond Fund") seeks to provide a high level of income consistent with the preservation of capital and liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Short-Term Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Short-Term Bond Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the
Example, affect the Short-Term Bond Fund's performance. During the most recent fiscal year, the Short-Term Bond Fund's portfolio turnover rate was 83% of the average value of its portfolio.

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Short-Term Bond Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Short-Term Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Short-Term Bond Fund invests at least 80% of its assets in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment-grade debt obligations
(debt obligations rated in one of the four highest ratings categories by a nationally recognized statistical rating organization) of banks and corporations. An unrated debt obligation may be treated as investment-grade if warranted by the Investment Manager's analysis. In addition, under normal circumstances, the Investment Manager will maintain an average dollar-weighted maturity for the Short-Term Bond Fund of 3 years or less for securities which the Short-Term Bond Fund holds.

The Investment Manager will allocate the Short-Term Bond Fund's assets across different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

In selecting investments for the Short-Term Bond Fund, the Investment Manager
will analyze a security's structural features and current price, trading opportunities and the credit quality of the issuer. The Short-Term Bond Fund may invest in mortgage-backed and asset-backed securities. The Short-Term Bond Fund may sell securities for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

In managing the Short-Term Bond Fund, the Investment Manager will use a proprietary investment philosophy, which places a strong emphasis on fundamental credit research. Pursuant to this philosophy, the Investment Manager will invest the assets of the Short-Term Bond Fund in securities that have a lower average credit quality than its benchmark index, the Merrill Lynch 1 - 3 Year Treasury
Index, because such investments provide sufficient incremental income to justify their additional risk. The Investment Manager will also seek to minimize deviations from the average duration of the Short-Term Bond Fund's benchmark index, consistent with the belief that interest rate speculation is not appropriate for a long-term investment philosophy. In addition, the Investment
Manager will seek to enhance returns by taking advantage of yield differentials among securities.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
If the Investment Manager's strategies do not work as intended, the Short-Term
Bond Fund may not achieve its investment objective.

Investment Risk  - You could lose money on your investment in the Short-Term
Bond Fund, or the Short-Term Bond Fund could underperform other investments.

Interest Rate Risk  - Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise. Interest rate risk is the risk that the Short-Term Bond Fund's fixed-income securities will decline in value because of increases in market interest rates.

Credit Risk  - Fixed income investments, such as bonds, involve credit risk.
This is the risk that the issuer or credit enhancer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the debt instrument. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness also may affect the value of the Short-Term Bond Fund's investment in that issuer.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Short-Term Bond
Fund to reinvest its assets in lower yielding securities.

Mortgage-Backed Securities Risk  - The value of the Short-Term Bond Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise.
If the underlying mortgages are paid off sooner than expected, the Short-Term
Bond Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

Asset-Backed Securities Risk  - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Short-Term Bond Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

An investment in the Short-Term Bond Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Short-Term Bond Fund, or the Short-Term Bond Fund could underperform other investments.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Short-Term Bond Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the
Short-Term Bond Fund. The bar chart shows changes in the Fund's performance from year to year. The table below shows average annual total returns of the
Short-Term Bond Fund. Of course, past performance is not necessarily an indication of how the Short-Term Bond Fund will perform in the future. For updated performance information, please call (800) 669-3900 or visit
www.tdamusa.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Short-Term Bond Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Short-Term Bond Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN as of 12/31 each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance from
year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
For the period covered by the bar chart, the highest and lowest quarterly returns were 2.96% (for the quarter ended 12/31/08) and -0.50% (for the quarter ended 6/30/08), respectively.

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	reflects no deduction for fees or expenses
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows average annual total returns of the
Short-Term Bond Fund.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10
TDAM Short-Term Bond Fund (Prospectus Summary) | TDAM Short-Term Bond Fund | TDAM Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.50%)
TDAM Short-Term Bond Fund | Bank of America Merrill Lynch 1 - 3 Year Treasury Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Bank of America Merrill Lynch 1 - 3 Year Treasury Index (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2006	[1]
TDAM Short-Term Bond Fund | TDAM Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.62%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	63
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	346
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	774
Annual Return 2007	rr_AnnualReturn2007	5.94%
Annual Return 2008	rr_AnnualReturn2008	3.85%
Annual Return 2009	rr_AnnualReturn2009	4.18%
Annual Return 2010	rr_AnnualReturn2010	2.47%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Short-Term Bond Fund Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2006	[1]
TDAM Short-Term Bond Fund | TDAM Short-Term Bond Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Short-Term Bond Fund Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2006	[1]
TDAM Short-Term Bond Fund | TDAM Short-Term Bond Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Short-Term Bond Fund Return After Taxes on Distributions And Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2006	[1]

[1]	Index returns provided from December 31, 2006.

TDAM Global Sustainability Fund (Prospectus Summary) | TDAM Global Sustainability Fund
SUMMARY
Investment Objective
The TDAM Global Sustainability Fund (the "Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees	TDAM Global Sustainability Fund TDAM Global Sustainability Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM Global Sustainability Fund TDAM Global Sustainability Fund Institutional Class
Management Fees	0.60%
Distribution (12b-1) Fees	none
Other Expenses	1.61%
Total Annual Operating Expenses	2.21%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TDAM Global Sustainability Fund TDAM Global Sustainability Fund Institutional Class	224	691	1,185	2,544

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 48%
of the average value of its portfolio.

Investment Strategies
The Fund seeks to achieve its investment objective by investing primarily in equity securities of companies around the globe that are viewed as contributing to the world's future sustainability. TDAM USA Inc., the Fund's investment manager (the "Investment Manager" or "TDAM") selects investments for the Fund from (i) companies that are viewed as leaders with respect to environmental stewardship, corporate governance and/or protecting the rights of shareholders, employees and the communities in which they operate, each as determined in accordance with criteria established by TDAM; and/or (ii) companies specializing in clean energy technology, clean water and resource efficiency. The criteria used by TDAM to identify companies for investment may include the company's track record with respect to sustainable practices, environmental reporting, resource efficiency, emissions reduction, human rights, employment standards, community relations, shareholder rights, board independence, industry-specific criteria and other factors.

The Investment Manager applies fundamental analysis to pinpoint at least 50 companies with the most compelling financial and sustainability characteristics.

While the Fund generally focuses on investments in large-capitalization companies, the Fund may invest to a lesser extent in small- and mid-capitalization companies. A company is determined to be a large-capitalization company, mid-capitalization company or small-capitalization company based on its market capitalization. It is anticipated that the average market capitalization of companies in which the Fund invests will approximate
 $30 billion or more.

In addition, while the Fund generally invests in companies located in developed market countries it may invest up to 20% of its asset in companies located in emerging market countries.

The Fund invests primarily in common stocks, but may also invest in preferred stocks, warrants and convertible securities of companies, including sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts
("GDRs") of foreign issuers.

Principal Risks
As with any mutual fund, you could lose money on your investment in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

An investment in the Fund may be subject to the following principal risks.

Stock Market Risk  - The market value of the Fund's investments will fluctuate as the stock markets fluctuate. Stock prices may decline in response to adverse economic, industry, political or regulatory developments.

Strategy Risk  - The Fund's strategy to invest primarily in equity securities of companies that are viewed as contributing to the world's future sustainability, as described above, may limit the number of investment opportunities available to the Fund, and the Fund may forgo some market opportunities available to funds that do not have such a strategy.

Issuer Risk  - The performance of the Fund depends on the performance of individual companies in which the Fund invests. Any company may perform poorly, causing the value of its securities to decline.

Foreign Securities Risk  - Investments in foreign securities involve special risks, including the possibility of substantial volatility, limited liquidity and significant changes in value due to, among other things, exchange rate fluctuations. Investments in foreign securities involve country risk, which is the risk that the economy of a country (or region) will be damaged by political instability, financial problems or natural disasters.

Foreign Currency Risk  - Foreign currency risk is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund's investments or reduce the returns of the Fund.

Emerging Markets Risk  - While investments in foreign securities entail significant risks in addition to those customarily associated with investing in
U.S. securities, these risks are heightened with respect to investments in emerging market countries, where there is an even greater amount of economic, political and social instability.

Large-Capitalization Stock Risk  - By focusing on investments in large-capitalization companies, the Fund may underperform funds that invest primarily in stocks of smaller-capitalization companies during instances when smaller-capitalization company stocks are in favor.

Small- and Mid-Capitalization Stock Risk  - To the extent the Fund invests in small- and mid-capitalization companies, it is likely to be more volatile than a fund that invests solely in large-capitalization companies. Smaller companies have limited product lines, markets or financial resources. The trading volume of smaller company stocks is normally lower than that of larger companies.
Changes in the demand for the stocks of smaller companies generally has a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

Liquidity Risk  - This is the risk that certain securities that the Fund holds may be difficult or impossible to sell at a particular time or at an acceptable price.

Performance
The bar chart shows the Fund's performance from year to year.

ANNUAL TOTAL RETURN as of 12/31 each year

For the period covered by the bar chart, the highest and lowest quarterly returns were 11.12% (for the quarter ended 09/30/10) and-13.09% (for the quarter ended 06/30/10), respectively.

The table below
shows the average annual total returns of the Fund compared to those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10
Average Annual Total Returns TDAM Global Sustainability Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TDAM Global Sustainability Fund Institutional Class	Global Sustainability Fund - Institutional Class Return Before Taxes	0.27%	23.24%	Mar 25, 2009
TDAM Global Sustainability Fund Institutional Class After Taxes on Distributions	Global Sustainability Fund - Institutional Class Return After Taxes on Distributions	(2.54%)	20.26%	Mar 25, 2009
TDAM Global Sustainability Fund Institutional Class After Taxes on Distributions and Sales	Global Sustainability Fund - Institutional Class Return After Taxes on Distributions And Sale of Fund Shares	0.37%	18.35%	Mar 25, 2009

TDAM Global Sustainability Fund (Prospectus Summary) | TDAM Global Sustainability Fund | TDAM Global Sustainability Fund Institutional Class
The following bar chart and table illustrate the risk of investing in the Fund.
The bar chart shows the Fund's performance from year to year.  The table below shows the average annual total returns of the Fund compared to those of a broad measure of market performance.  Of course, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please call (800) 669-3900 or visit
www.tdamusa.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
TDAM Global Sustainability Fund (Prospectus Summary) | TDAM Global Sustainability Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The TDAM Global Sustainability Fund (the "Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 48%
of the average value of its portfolio.

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing primarily in equity securities of companies around the globe that are viewed as contributing to the world's future sustainability. TDAM USA Inc., the Fund's investment manager (the "Investment Manager" or "TDAM") selects investments for the Fund from (i) companies that are viewed as leaders with respect to environmental stewardship, corporate governance and/or protecting the rights of shareholders, employees and the communities in which they operate, each as determined in accordance with criteria established by TDAM; and/or (ii) companies specializing in clean energy technology, clean water and resource efficiency. The criteria used by TDAM to identify companies for investment may include the company's track record with respect to sustainable practices, environmental reporting, resource efficiency, emissions reduction, human rights, employment standards, community relations, shareholder rights, board independence, industry-specific criteria and other factors.

The Investment Manager applies fundamental analysis to pinpoint at least 50 companies with the most compelling financial and sustainability characteristics.

While the Fund generally focuses on investments in large-capitalization companies, the Fund may invest to a lesser extent in small- and mid-capitalization companies. A company is determined to be a large-capitalization company, mid-capitalization company or small-capitalization company based on its market capitalization. It is anticipated that the average market capitalization of companies in which the Fund invests will approximate
 $30 billion or more.

In addition, while the Fund generally invests in companies located in developed market countries it may invest up to 20% of its asset in companies located in emerging market countries.

The Fund invests primarily in common stocks, but may also invest in preferred stocks, warrants and convertible securities of companies, including sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts
("GDRs") of foreign issuers.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, you could lose money on your investment in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

An investment in the Fund may be subject to the following principal risks.

Stock Market Risk  - The market value of the Fund's investments will fluctuate as the stock markets fluctuate. Stock prices may decline in response to adverse economic, industry, political or regulatory developments.

Strategy Risk  - The Fund's strategy to invest primarily in equity securities of companies that are viewed as contributing to the world's future sustainability, as described above, may limit the number of investment opportunities available to the Fund, and the Fund may forgo some market opportunities available to funds that do not have such a strategy.

Issuer Risk  - The performance of the Fund depends on the performance of individual companies in which the Fund invests. Any company may perform poorly, causing the value of its securities to decline.

Foreign Securities Risk  - Investments in foreign securities involve special risks, including the possibility of substantial volatility, limited liquidity and significant changes in value due to, among other things, exchange rate fluctuations. Investments in foreign securities involve country risk, which is the risk that the economy of a country (or region) will be damaged by political instability, financial problems or natural disasters.

Foreign Currency Risk  - Foreign currency risk is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund's investments or reduce the returns of the Fund.

Emerging Markets Risk  - While investments in foreign securities entail significant risks in addition to those customarily associated with investing in
U.S. securities, these risks are heightened with respect to investments in emerging market countries, where there is an even greater amount of economic, political and social instability.

Large-Capitalization Stock Risk  - By focusing on investments in large-capitalization companies, the Fund may underperform funds that invest primarily in stocks of smaller-capitalization companies during instances when smaller-capitalization company stocks are in favor.

Small- and Mid-Capitalization Stock Risk  - To the extent the Fund invests in small- and mid-capitalization companies, it is likely to be more volatile than a fund that invests solely in large-capitalization companies. Smaller companies have limited product lines, markets or financial resources. The trading volume of smaller company stocks is normally lower than that of larger companies.
Changes in the demand for the stocks of smaller companies generally has a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

Liquidity Risk  - This is the risk that certain securities that the Fund holds may be difficult or impossible to sell at a particular time or at an acceptable price.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, you could lose money on your investment in the Fund, or the Fund could underperform other investments.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risk of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN as of 12/31 each year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the Fund's performance from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
For the period covered by the bar chart, the highest and lowest quarterly returns were 11.12% (for the quarter ended 09/30/10) and-13.09% (for the quarter ended 06/30/10), respectively.

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investors' tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as individual retirement account or a 401(k) plan.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below
shows the average annual total returns of the Fund compared to those of a broad measure of market performance.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/10
TDAM Global Sustainability Fund (Prospectus Summary) | TDAM Global Sustainability Fund | TDAM Global Sustainability Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risk of investing in the Fund.
The bar chart shows the Fund's performance from year to year.  The table below shows the average annual total returns of the Fund compared to those of a broad measure of market performance.  Of course, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please call (800) 669-3900 or visit
www.tdamusa.com.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.09%)
TDAM Global Sustainability Fund | TDAM Global Sustainability Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.61%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.21%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	224
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	691
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,544
Annual Return 2010	rr_AnnualReturn2010	0.27%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Global Sustainability Fund - Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	23.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 25, 2009
TDAM Global Sustainability Fund | TDAM Global Sustainability Fund Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Global Sustainability Fund - Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.54%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 25, 2009
TDAM Global Sustainability Fund | TDAM Global Sustainability Fund Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Global Sustainability Fund - Institutional Class Return After Taxes on Distributions And Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 25, 2009